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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
		  OF REGISTERED MANAGEMENT INVESTMENT COMPANY



		Investment Company Act file number 811-09223


                        Pioneer Strategic Income Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  September 30

Date of reporting period:  June 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

                 Pioneer Strategic Income Fund
                 Schedule of Investments 6/30/2010 (unaudited)

Principal Floating
Amount ($)Rate (d)                                                     Value
                 CONVERTIBLE CORPORATE BONDS - 2.9 %
                 Energy - 0.5 %
                 Coal & Consumable Fuels - 0.3 %
11,320,000       Massey Energy Co., 3.25%, 8/1/15                  $ 9,409,750
                 Oil & Gas Drilling - 0.1 %
1,950,000        Transocean Sedco, 1.625%, 12/15/37 (b)            $ 1,889,063
                 Oil & Gas Exploration & Production - 0.1 %
3,990,000        Chesapeake Energy, 2.5%, 5/15/37                  $ 3,107,213
                 Total Energy                                      $14,406,026
                 Materials - 0.1 %
                 Forest Products - 0.0 %
2,225,000        Sino Forest Corp., 5.0%, 8/1/13 (144A)            $ 2,280,625
                 Total Materials                                   $ 2,280,625
                 Capital Goods - 0.7 %
                 Construction & Farm Machinery & Heavy Trucks - 0.0 %
448,000          Greenbrier Co., Inc., 2.375%, 5/15/26             $  353,920
                 Electrical Component & Equipment - 0.4 %
6,595,000        General Cable Corp., 4.5%, 11/15/29               $ 6,182,813
6,635,000        SunPower Corp., 1.25%, 2/15/27                      5,672,925
                                                                   $11,855,738
                 Trading Companies & Distributors - 0.2 %
3,869,000        WESCO International Inc., 6.0%,  9/15/29          $ 5,469,799
                 Total Capital Goods                               $17,679,457
                 Transportation - 0.2 %
                 Marine - 0.2 %
7,070,000        Horizon Lines, 4.25%, 8/15/12                     $ 5,832,750
                 Total Transportation                              $ 5,832,750
                 Health Care Equipment & Services - 0.5 %
                 Health Care Equipment - 0.2 %
8,302,000        Hologic, Inc., 2.0%, 12/15/37                     $ 7,067,078
                 Health Care Services - 0.2 %
6,860,000        Omnicare, Inc., 3.25%, 12/15/35                   $ 5,676,650
                 Total Health Care Equipment & Services            $12,743,728
                 Banks - 0.1 %
                 Regional Banks - 0.0 %
1,940,000        National City Corp., 4.0%, 2/1/11                 $ 1,954,550
                 Total Banks                                       $ 1,954,550
                 Diversified Financials - 0.3 %
                 Asset Management & Custody Banks - 0.3 %
7,057,000        Affiliated Managers Group Inc., 3.95%, 8/15/38    $ 6,915,860
                 Total Diversified Financials                      $ 6,915,860
                 Software & Services - 0.1 %
                 Internet Software & Services - 0.1 %
1,450,000        SAVVIS, Inc., 3.0%, 5/15/12                       $ 1,366,625
                 Total Software & Services                         $ 1,366,625
                 Technology Hardware & Equipment - 0.2 %
                 Electronic Equipment & Instruments - 0.2 %
5,090,000        L-1 Identity Solutions, Inc., 3.75%,  5/15/27     $ 4,765,513
                 Technology Distributors - 0.0 %
390,000          Anixter International, Inc., 1.0%, 2/15/13        $  354,413
                 Total Technology Hardware & Equipment             $ 5,119,926
                 Telecommunication Services - 0.4 %
                 Integrated Telecom Services - 0.0 %
490,000          MasTec, Inc., 4.0%, 6/15/14                       $  444,675
                 Wireless Telecommunication Services - 0.4 %
10,470,000       NII Holdings, 3.125%, 6/15/12                     $ 9,881,063
                 Total Telecommunication Services                  $10,325,738
                 TOTAL CONVERTIBLE BONDS
                 (Cost  $65,800,068)                               $78,625,285
                 PREFERRED STOCKS - 0.6 %
                 Banks - 0.1 %
                 Diversified Banks - 0.1 %
2,435            US Bancorp Preferred, Floating Rate Note, 12/31/99$ 1,785,312
                 Total Banks                                       $ 1,785,312
                 Diversified Financials - 0.3 %
                 Diversified Finance Services - 0.3 %
9,270            Bank of America Corp., 7.25%, 12/31/49            $ 8,417,161
                 Total Diversified Financials                      $ 8,417,161
                 Real Estate - 0.2 %
                 Real Estate Operating Companies - 0.2 %
119,380          Forest City Enterprises, Inc., 7.0%, 12/31/49 *   $ 5,961,539
                 Total Real Estate                                 $ 5,961,539
                 TOTAL PREFERRED STOCKS
                 (Cost  $15,110,723)                               $16,164,012
                 COMMON STOCKS - 0.5 %
                 Materials - 0.1 %
                 Commodity Chemicals - 0.1 %
128,638          Georgia Gulf Corp. *                              $ 1,716,031
                 Diversified Chemical - 0.0 %
24,683           *CA Lyondellbasell Industries (Class B) *         $  398,630
27,343           LyondellBasell Industries NV *                       441,589
                                                                   $  840,219
                 Forest Products - 0.0 %
151,370          Ainsworth Lumber Co., Ltd. Regs * (b)             $  411,610
                 Total Materials                                   $ 2,967,860
                 Transportation - 0.0 %
                 Airlines - 0.0 %
79,069           Delta Air Lines, Inc. * (b)                       $  929,061
                 Total Transportation                              $  929,061
                 Automobiles & Components - 0.2 %
                 Auto Parts & Equipment - 0.2 %
81,266           Lear Corp. *                                      $ 5,379,809
                 Total Automobiles & Components                    $ 5,379,809
                 Diversified Financials - 0.1 %
                 Asset Management & Custody Banks - 0.1 %
128,676          Legg Mason Inc.                                   $ 3,606,788
                 Total Diversified Financials                      $ 3,606,788
                 Real Estate - 0.0 %
                 Real Estate Development - 0.0 %
266,967          Newhall Land Development LLC *                    $  507,237
                 Total Real Estate                                 $  507,237
                 TOTAL COMMON STOCKS
                 (Cost  $12,498,726)                               $13,390,755
                 ASSET BACKED SECURITIES - 6.1 %
                 Energy - 0.1 %
1,934,651  0.00  PF Export Receivable Master Trust, 6.436%, 6/1/15 $ 2,036,221
                 Materials - 0.0 %
                 Diversified Metals & Mining - 0.0 %
1,146,418        Newcastle Investment, 4.5%, 7/10/35               $ 1,181,356
                 Total Materials                                   $ 1,181,356
                 Banks - 4.1 %
                 Diversified Banks - 0.1 %
1,749,000  0.00  Alfa Div Pymt Rights Fin, Floating Rate Note, 12/1$ 1,661,601
1,793,723  0.58  Wells Fargo Home Equity Trust, Floating Rate Note,  1,708,749
                                                                   $ 3,370,350
                 Thrifts & Mortgage Finance - 4.0 %
1,898,008  0.00  ACE 2004-HE4 M1, Floating Rate Note, 12/25/34     $ 1,388,938
2,802,766        ACE Securities Corp., 0.29606%  082536              2,367,693
3,162,362  0.00  Ace Securities Corp., Floating Rate Note, 1/25/37   1,729,053
1,568,617  0.74  ACE Securities Corp., Floating Rate Note, 8/25/45   1,441,525
576,341    0.00  Aegis Asset Backed Securities, Floating Rate Note,   352,483
2,377,327  1.51  Amortizing Residential Collateral Trust, Floating   1,217,108
1,323,339  0.00  ARSI 2005-W4 A2C , Floating Rate Note, 2/25/36      1,291,829
738,301    0.00  Asset Backed Funding Certificates, Floating Rate N   722,925
1,959,847  0.00  Bear Stearns Asset Backed Securities, Floating Rat  1,786,567
2,844,864  0.00  Bear Stearns Asset Backed Securities, Floating Rat  2,677,954
626,450    0.00  BSABS 2005-3 A1, Floating Rate Note, 9/25/35         582,338
2,488,642  0.00  BSABS 2006-4 A1, Floating Rate Note, 10/25/33       2,291,572
1,541,708  0.00  Carrington Mortgage Loan Trust, Floating Rate Note  1,466,386
1,113,541  0.00  Carrington Mortgage Loan Trust, Floating Rate Note   988,338
1,582,648  0.00  Carrington Mortgage Loan Trust, Floating Rate Note  1,443,810
2,001,507  0.00  Carrington Mortgage Loan Trust, Floating Rate Note  1,976,911
3,254,575  0.00  Carrington Mortgage Loan Trust, Floating Rate Note  3,031,221
817,654    0.00  Carrington Mortgage Loan Trust, Floating Rate Note   717,912
5,815,000  0.33  Carrington Mortgage Loan Trust, Floating Rate Note  4,490,471
2,300,000  5.94  Citicorp Residential Mortgage, Floating Rate Note,  2,154,833
753,051    0.00  Citigroup Mortgage Loan Trust, Floating Rate Note,   743,383
3,152,000  0.00  Citigroup Mortgage Loan Trust, Floating Rate Note,  2,962,010
1,593,151  0.00  CMLTI 2006-WFH2 A2A, Floating Rate Note, 8/25/36    1,139,036
3,827,176  4.46  Countrywide Asset Backed Certificates, Floating Ra  3,730,425
3,815,000  0.74  Countrywide Asset Backed Certificates, Floating Ra  3,330,209
1,044,996  0.00  Countrywide Asset Backed Certificates, Floating Ra   893,209
1,851,000  0.65  Countrywide Asset-Back Certificates, Floating Rate  1,639,286
2,418,828  0.00  Countrywide Asset-Back Certificates, Floating Rate  2,357,288
659,365          Countrywide Asset-Backed Certificates, 0.35125%, 2   606,437
1,181,222  0.00  Countrywide Asset-Backed Certificates, Floating Ra   755,295
285,204    0.00  Countrywide Asset-Backed Certificates, Floating Ra   260,912
2,195,860  0.00  Credit-Based Asset Servicing, Floating Rate Note,   1,876,011
3,500,000  5.68  CWL 2006-15 A2, Floating Rate Note, 10/25/46        3,323,786
834,259    0.00  FBR Securitization Trust, Floating Rate Note, 10/2   511,406
3,159,598  0.00  FBR Securitization T, 2.76188%,  09/25/35           2,957,754
2,700,000        First Franklin Mortgage, Floating Rate Note, 9/25/  2,231,720
1,100,000  0.68  First Franklin Mortgage Loan Asset Backed Certific  1,062,458
1,461,660  0.00  First Franklin Mortgage Loan Asset, Backed Certifi  1,352,896
3,826,423  0.00  First Franklin Mortgage Loan Asset, Backed Certifi  3,687,207
528,024    0.00  Fremont Home Loan Trust, Floating Rate Note, 2/25/   514,836
1,230,007  0.36  Gsamp Trust, Floating Rate Note, 1/25/37            1,078,218
397,489    0.00  GSAMP Trust, Floating Rate Note, 11/25/35            391,032
946,916    0.00  GSAMP Trust, Floating Rate Note, 3/25/35             895,883
2,793,494  0.00  Lehman XS Trust, Floating Rate Note, 12/25/35        775,206
1,035,396  0.00  Master Asset Backed Securities Trust, 0.67375%,  5   988,685
1,809,657  0.00  Morgan Stanley ABS C, Floating Rate Note , 10/25/3  1,526,502
991,343    0.00  Morgan Stanley ABS Capital I, Floating Rate Note,    923,988
389,732    0.00  Morgan Stanley Capital Trust, Floating Rate Note,    381,871
2,595,713  0.00  Morgan Stanley Home Equity Loan, Floating Rate Not  2,408,874
6,427,773  0.00  Morgan Stanley Home, Floating Rate Note, 2/25/36    5,963,515
1,018            Nykredit Realkredit, 6.0%, 10/1/29                     181
46,118           Nykredit Realkredit, 7.0%, 7/1/32                     8,429
1,425,876  0.00  Option One Mortgage Loan Trust, Floating Rate Note  1,385,972
663,216    0.00  Option One Mortgage Trust, Floating Rate Note, 5/2   636,203
1,623,195  0.00  Power Receivables Finance, LLC, 6.29%, 1/1/12 (144  1,655,238
1,855,000  0.67  RASC 2005-KS7 M1, Floating Rate Note,  8/25/35      1,464,357
2,150,000  0.00  Residential Asset Mortgage Products, Inc., Floatin  1,814,692
1,994,465  0.00  Residential Asset Mortgage, Products, Inc., Floati  1,687,898
1,837,205  0.00  Residential Asset Securities, Floating Rate Note,   1,613,663
269,873    0.00  Residential Asset Securities, Floating Rate Note,    254,129
553,914    0.00  Residential Asset Securities, Floating Rate Note,    527,079
2,600,000        Residential Reinsurance 2010 L, Floating Rate Note  2,518,620
1,393,754  0.00  SASC 2007-BC4 A3, Floating Rate Note,  11/25/37     1,300,773
4,807,416        Saxon Asset Securities, 0.34594%, 11/25/36          4,522,769
2,185,831  0.00  SECURITIZED ASSET BA, Floating Rate Note, 4/25/35   2,024,104
1,066,975  0.00  SVHE 2007-NS1 A1, Floating Rate Note, 1/25/37       1,023,878
                                                                   $107,827,190
                 Total Banks                                       $111,197,540
                 Diversified Financials - 1.6 %
                 Consumer Finance - 0.2 %
970,589    0.00  Indymac Residential Asset Backed, Floating Rate No$  940,336
938,744    0.00  Indymac Residential Asset Backed, Floating Rate No   930,245
3,800,000  0.60  Novastar Home Equity Loan, Floating Rate Note, 1/2  3,075,355
1,228,379  0.00  Specialty Underwriting & Residential Finance, Floa  1,119,019
                                                                   $ 6,064,955
                 Diversified Finance Services - 0.2 %
540,823    0.00  Asset Backed Securities Corp., Floating Rate Note,$  517,219
2,153,121  0.00  Ellington Loan Acquisition, 1.0625%,  05/27/37      1,873,182
2,160,000        Home Equity Asset Trust, Floating Rate Note, 7/25/  1,930,103
1,370,640  0.51  Home Equity Asset Trust, Floating Rate Note, 12/25  1,238,254
851,757    0.00  JP Morgan Mortgage Acquisition, Floating Rate Note   777,266
                                                                   $ 6,336,024
                 Specialized Finance - 0.9 %
8,220,000  0.00  Dominos Pizza Master Issuer, 5.261%, 4/25/37        7,594,949
6,400,000  0.00  Dominos Pizza Master Issuer LLC, 7.629%, 4/25/37    5,602,435
6,045,000        Dunkin Brands Master Finance LLC, 5.779%, 6/20/31   5,889,885
5,205,000  0.00  Dunkin Brands Master Finance LLC,  8.28%, 6/20/31   4,765,178
                                                                   $23,852,447
                 Total Diversified Financials                      $36,253,426
                 Food & Drug Retailing - 0.0 %
                 Drug Retail - 0.0 %
1,189,061  0.00  CVS Pass-Through Tru, 6.036%, 12/10/28            $ 1,216,148
                 Total Food & Drug Retailing                       $ 1,216,148
                 Telecommunications Services - 0.3 %
7,920,000        GTP Towers Issuer LLC, 4.436%, 2/15/15 (144A)     $ 7,999,158
                 Total Telecommunication Services                  $ 7,999,158
                 Transportation - 0.1 %
                 Airlines - 0.1 %
737,092    0.00  Continental Airlines, Inc., 7.461%, 4/1/13        $  722,351
1,401,761  0.00  Continental Airlines, Inc., 6.795%, 8/2/18          1,289,621
614,506    0.00  Delta Airlines, Inc., 7.779%, 1/2/12 (b)             611,434
                 Total Transportation                              $ 2,623,406
                 TOTAL ASSET BACKED SECURITIES
                 (Cost  $161,289,688)                              $162,507,255
                 COLLATERALIZED MORTGAGE OBLIGATIONS - 9.6 %
                 Materials - 0.3 %
                 Forest Products - 0.2 %
6,475,000  0.00  T-STAR 2006-1 F, 7.5296%, 10/15/36 (144A)         $ 6,471,495
750,000    0.00  T-STAR 2006-1A A, 5.668%, 10/15/36                   816,714
                                                                   $ 7,288,209
                 Total Materials                                   $ 7,288,209
                 Banks - 6.9 %
                 Thrifts & Mortgage Finance - 6.9 %
951,842    0.00  Banc of America Alternative Loan Trust, 5.0%, 4/25   947,282
7,274,011  0.00  Banc of America Alternative Loan Trust, 5.0%, 7/25$ 7,387,428
4,070,743  0.00  Banc of America Alternative Loan Trust, 5.5%, 9/25  4,253,349
1,185,274  0.00  Banc of America Alternative Loan Trust, 6.0%, 11/2  1,179,189
2,835,852  0.00  Banc of America Commercial, 4.05%, 11/10/38         2,874,368
6,659,152  0.00  Banc of America Funding Corp., 0.4013%, 09/25/36    6,292,899
3,222,446  0.00  Banc of America Funding Corp., 5.5%, 1/25/36        3,204,517
2,862,811  0.00  Bayview Commercial Asset Trust, Floating Rate Note  2,325,236
21,658,417 2.26  Bayview Commercial Asset Trust, Floating Rate Note  1,067,760
6,150,000  0.00  BCAP LLC 2006-RR1 PB, Floating Rate Note, 11/25/36  6,188,985
1,888,000  0.00  BCAP LLC Trust, 5.0%, 11/25/36                      1,923,583
1,761,588  2.56  Bear Stearns Adjustable Rate M, Floating Rate Note  1,768,824
5,250,000  0.00  Bear Stearns Commercial Mortgage, Floating Rate No  5,300,416
2,669,028  0.00  Chase Mortgage Finance Corp., 5.0%, 10/25/33        2,753,874
6,024,913        Chase Mortgage Finance Corp., 5.5%, 5/25/35         5,883,888
3,808,629  0.00  Chase Mortgage Finance Corp., 5.5%, 5/25/37         3,576,532
1,711,122  0.00  Chase Mortgage Finance Corp., Floating Rate Note,   1,749,085
4,376,441  0.00  Citigroup Commercial Mortgage, 4.639%, 5/15/43      4,468,261
2,212,199  0.00  Citigroup Commercial Mortgage, 5.273%, 10/15/49     2,248,295
4,543,362  0.00  Citigroup Mortgage Loan Trust, Floating Rate Note,  4,177,159
1,573,359  0.00  Countrywide Alternative Loan Trust, 5.0%, 2/25/20   1,553,404
5,039,575  0.00  Countrywide Alternative Loan Trust, 5.0%, 8/25/19   5,103,281
1,633,940  0.00  Countrywide Alternative Loan Trust, 5.5%,  01/25/3  1,639,047
3,548,985  0.00  Countrywide Alternative Loan Trust, 5.5%, 4/25/34   3,544,822
2,305,299  0.00  Countrywide Alternative Loan Trust, Floating Rate   2,171,739
1,183,009  0.00  Countrywide Alternative Loan Trust, Floating Rate    671,929
3,737,560  0.00  Countrywide Home Loans, 4.5%, 9/25/35               2,858,494
52,871     0.00  Countrywide Home Loans, Floating Rate Note, 9/25/3   41,515
937,133          CWHL 2005-16 A22, 5.5, 9/25/35                       895,285
367,550    0.00  DLJ Commercial Mortgage Corp., 7.18%, 11/10/33       367,394
1,609,302  0.00  DSLA 2005-AR6 2A1C, Floating Rate Note, 10/19/45     510,678
636,536    0.00  Global Tower Partners Acquisition, Floating Rate N   448,721
1,574,844        GSR Mortgage Loan Trust, 5.5%, 8/25/21              1,488,007
4,369,056  0.00  GSR Mortgage Loan Trust, Floating Rate Note,3/25/3  4,241,761
910,843    0.00  Harborview Mortgage Loan Trust, Floating Rate Note   880,117
1,636,298  0.00  IMPAC CMB TRUST, Floating Rate Note, 11/25/35       1,338,973
497,115    0.00  Impac Cmb Trust, Floating Rate Note, 9/25/34         358,833
2,076,261  0.00  Impac Securities Assets Corp., Floating Rate Note,  1,686,878
382,210    0.00  JP Morgan Chase Commercial Mortgage, 4.79%, 10/15/   382,004
4,323,328  0.00  JP Morgan Mortgage Trust, 6.0% 8/25/34              4,411,987
1,359,952  0.00  JP Morgan Mortgage Trust, Floating Rate Note, 11/2  1,294,515
2,730,032  0.00  Luminent Mortgage Trust, Floating Rate Note, 7/25/   233,603
1,713,418  0.00  MASTR Alternative Loan, 5.5%  082524                1,725,243
6,621,868  0.00  MASTR Alternative Loan, 5.5%, 2/25/35               6,506,774
3,088,100  0.00  MASTR Alternative Loans Trust, 5.5%, 10/25/19       3,122,937
5,770,180  0.00  MASTR Alternative Loans Trust, 6.0%, 7/25/34        5,627,495
1,988,292  0.00  MASTR Asset Securitization Trust, 5.5% , 11/25/33   2,055,569
1,269,320  0.00  Merrill Lynch Mortgage Trust, 4.556%, 6/12/43       1,268,593
5,500,000  5.44  Merrill Lynch/Countrywide Commercial, Floating Rat  5,585,192
264,744    0.00  Morgan Stanley Dean Witter, 7.20%, 10/15/33          264,935
2,515,969  0.00  Residential Funding Mortgage Securities, I 5.5%, 1  2,260,586
758,122    0.00  SAMI 2007-AR4 A1, Floating Rate Note, 9/25/47        744,535
1,548,069  0.00  Sequoia Mortgage Trust, Floating Rate Note, 9/20/3  1,357,845
1,000,005  0.00  Structured Asset Mortgage Investments, Inc., Float   580,428
2,082,056  0.00  Structured Asset Securities Co., Floating Rate Not  1,996,390
1,793,087  0.00  Structured Asset Securities, 5.0%, 5/25/35          1,750,619
649,528    0.00  Wachovia Bank Commercial Mortgage, 4.516%, 5/15/44   649,374
5,900,000  4.96  Wachovia Bank Commercial Mortgage, 4.957%, 8/15/35  5,974,417
6,600,000        Wachovia Bank Commercial Mortgage, 5.416%, 1/15/45  6,670,537
3,800,000        WAMU 2003-S1 A5, 5.5%, 4/25/33                      3,907,555
1,275,501  0.00  WaMu Mortgage Pass Through Certificate, 5.0%, 11/2  1,313,080
1,621,954  0.00  WaMu Mortgage Pass Through, 4.82069%  092535        1,627,809
3,143,892  0.00  WAMU Mortgage Pass-Through Certificate, Floating R  2,429,934
1,154,322  0.00  Wells Fargo Mortgage Backed Securities, 4.5%, 7/25  1,175,869
3,335,867  0.00  Wells Fargo Mortgage Backed Securities, 5.0%, 3/25  3,264,323
1,855,289  0.00  Wells Fargo Mortgage Backed Securities, 5.25, 12/2  1,899,532
1,799,385  0.00  Wells Fargo Mortgage Backed Securities, Floating R  1,786,634
4,858,409  0.00  Wells Fargo Mortgage Backed Securities, Floating R  4,445,241
1,800,805  0.00  Wells Fargo Mortgage Backed Securities, Floating R  1,766,116
2,138,670  0.00  Wells Fargo Mortgage Backed Securities, Floating R  2,180,041
1,775,000  4.57  Wells Fargo Mortgage Backed Securities, Floating R  1,756,895
1,061,806  5.02  Wells Fargo Mortgage Backed Securities, Floating R  1,047,604
849,313          Wells Fargo Mortgage Backed Securities, Floating R   837,288
1,501,965  0.00  Wells Fargo Mortgage, 5.5%, 10/25/35                1,452,209
                                                                   $184,725,516
                 Total Banks                                       $184,725,516
                 Diversified Financials - 2.2 %
                 Consumer Finance - 0.2 %
2,400,000        GMAC Mortgage Corp. Loan Trust, 4.25%, 7/25/40    $ 2,394,000
3,171,770        GMAC Mortgage Corp. Loan Trust, 5.5%, 11/25/33      3,320,019
                                                                   $ 5,714,019
                 Diversified Finance Services - 2.0 %
3,915,000  0.00  American Tower Trust, 5.9568%, 4/15/14            $ 4,118,266
6,331,157  0.00  Banc of America Mortgage Securities, 4.75%, 10/25/  6,259,008
2,713,354  0.00  Banc of America Mortgage Securities, 5.5%, 2/25/34  2,818,760
1,932,935  0.00  Banc of America Mortgage Securities, 5.75%, 1/25/3  1,942,546
2,792,718  0.00  Banc of America Mortgage Securities, Floating Rate  2,800,581
1,081,755  0.00  Chaseflex Trust, 5.0%, 5/25/20                       997,879
5,272,000  0.00  Citicorp Mortgage Securities, 5.5%, 4/25/35         5,268,325
1,760,729  0.00  Citicorp Mortgage Securities, 5.5%, 2/25/22         1,699,104
2,390,000        Crown Castle Towers LLC, 5.4696%, 11/15/36          2,472,509
5,360,000        Crown Castle Towers LLC, 5.7724%, 11/15/36          5,544,396
1,266,266  0.00  CW Capital Cobalt Ltd., 5.174%,  8/15/48            1,322,354
177,037    0.00  INDX 2004-AR1 2A, Floating Rate Note, 4/25/34        91,077
3,238,564  0.00  J.P. Morgan Alternative Loan Trust, 6%, 3/25/36     2,326,184
850,099    0.00  Residential Accredit Loans, Inc., 5.0%, 5/25/19      868,431
3,337,646  0.00  Residential Accredit Loans, Inc., 5.0%, 3/25/19     3,366,063
5,451,819  0.00  Residential Accredit Loans, Inc., 5.0%, 8/25/18     5,606,820
1,213,185  0.00  Residential Accredit Loans, Inc., 5.5%, 9/25/32     1,195,336
2,377,077  0.00  Residential Accredit Loans, Inc., Floating Rate No  2,176,932
1,841,822  0.00  Residential Accredit Loans, Inc., Floating Rate No  1,770,159
1,847,121  0.00  Vericrest Opportunity Loan Trust, 4.25%, 5/25/39    1,839,363
                                                                   $54,484,093
                 Total Diversified Financials                      $60,198,112
                 Real Estate - 0.1 %
                 Mortgage Real Estate Investment Trust - 0.1 %
2,683,182  0.00  Credit Suisse First, 5.0%, 8/25/20                $ 2,585,509
720,366    0.00  CS First Boston Mortgage Security, Floating Rate N   156,360
                                                                   $ 2,741,869
                 Total Real Estate                                 $ 2,741,869
                 Telecommunication Services - 0.0 %
                 Integrated Telecommunication Services - 0.0 %
895,000          Global Tower Partners Acquisition, 7.87%, 5/15/37 $  899,587
                 Total Telecommunication Services                  $  899,587
                 Government - 0.1 %
                 Government - 0.1 %
957,285          Fannie Mae REMICS, 0.58125%, 2/25/21              $  956,381
1,422,246        Freddie Mac, 5.0%, 8/15/35                          1,457,067
                                                                   $ 2,413,448
                 Total Government                                  $ 2,413,448
                 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                 (Cost  $257,344,445)                              $258,266,741
                 CORPORATE BONDS - 52.2 %
                 Energy - 7.4 %
                 Coal & Consumable Fuels - 0.5 %
3,650,000        Berau Capital Resources, 12.5%, 7/8/15 (144A)     $ 3,650,000
3,550,000        Bumi Capital Pte Ltd., 12.0%, 11/10/16 (b)          3,603,250
7,335,000        Massey Energy Co., 6.875%, 12/15/13                 7,160,794
                                                                   $14,414,044
                 Oil & Gas Drilling - 0.4 %
4,454,992  0.00  DDI Holding AS, 9.3%, 1/19/12 (144A)              $ 4,143,143
715,899    0.00  DDI Holdings AS, 9.3%, 4/23/12 (144A)                700,722
7,525,000        Transocean Sedco, 1.5%, 12/15/37                    6,678,438
                                                                   $11,522,303
                 Oil & Gas Equipment And Services - 0.7 %
2,970,000        Complete Production Service, 8.0%, 12/15/16       $ 2,903,175
6,930,000        Expro Finance Luxembourg SCA, 8.5%, 12/15/16        6,618,150
4,200,000  0.00  Sevan Marine ASA, Floating Rate Note, 5/14/13 (144  3,360,000
6,500,000  11.99 Sevan Marine ASA, Floating Rate Note, 10/24/12 (14   995,260
4,025,000        Weatherford International Ltd., 9.625%, 3/1/19      4,846,869
                                                                   $18,723,454
                 Oil & Gas Exploration & Production - 3.1 %
2,455,000        Berry Petroleum Co., 10.25%, 6/1/14               $ 2,639,125
2,520,000        Canadian Natural Resources, 5.9%, 2/1/18            2,822,458
1,020,000        Chesapeake Energy Corp., 7.25% 12/15/18             1,053,150
760,000          Chesapeake Energy Corp., 9.5%, 2/15/15               839,800
4,608,000        Denbury Resources, Inc., 8.25%, 2/15/20             4,815,360
690,000          Denbury Resources, Inc., 9.75%, 3/1/16               745,200
765,000          Gaz Capital, 8.146%, 4/11/18 (144A)                  834,806
3,482,575  0.00  Gazprom International, SA 7.201%, 2/1/20 (144A)     3,595,759
3,051,642  0.00  Gazprom International, SA, 7.201%, 2/1/20           3,150,821
3,936,000        Hilcorp Energy, 7.75%,11/1/15 (144A)                3,876,960
1,655,000        Hilcorp Energy, 9.0%, 6/1/16 (144A)                 1,696,375
6,500,000        KMG Finance SUB, 7.0%, 5/5/20 (144A)                6,524,700
3,250,000        Linn Energy LLC, 8.625%, 4/15/20 (144A)             3,327,188
1,800,000        Mariner Energy, Inc., 11.75%, 6/30/2016             2,241,000
15,000,000       Norwegian Energy Co., AS 12.9%, 11/20/14            2,340,381
1,605,000        PetroHawk Energy Corp., 10.5%, 8/1/14               1,725,375
1,830,000        PetroHawk Energy Corp., 9.125%, 7/15/13             1,907,775
4,060,000        Plains Exploration & Production, 8.625%, 10/15/19   4,110,750
4,845,000        Quicksilver Resources Inc., 7.125%, 4/1/16 (b)      4,469,513
2,680,000        Ras Laffan LNG 3, 5.5%, 9/30/14 (144A)              2,858,062
2,430,000        SandRidge Energy, Inc., 8.0% 6/1/18                 2,302,425
4,560,000        SandRidge Energy, Inc., 8.625, 4/1/15               4,428,900
3,410,000        SandRidge Energy, Inc., Floating Rate Note, 4/1/14  2,988,885
1,590,000        Stone Energy Corp., 8.625%, 2/1/17                  1,431,000
6,820,943  0.00  Tengizchevroil Finance Co., 6.124% 11/15/14 (144A)  7,025,572
1,770,000        TNK-BP Finance SA, 7.25%, 2/2/20                    1,767,876
1,295,000        TNK-BP Finance SA, 6.625%, 3/20/17 (144A)           1,275,575
4,160,000        TNK-BP Finance SA, 7.5%, 7/18/16 (144A)             4,305,600
1,250,000        TNK-BP Finance SA, 7.875%, 3/13/18 (144A)           1,302,500
                                                                   $82,402,891
                 Oil & Gas Refining & Marketing - 0.6 %
1,600,000        Motiva Enterprises LLC, 5.75%, 1/15/20 (144A)     $ 1,760,515
250,000          Petroplus Finance Ltd., 7.0%, 5/01/17 (144A) (b)     203,750
3,500,000        Petroplus Finance Ltd., 9.37%, 9/15/19 (144A)       3,010,000
2,410,000        Tesoro Corp., 9.75%, 6/1/19                         2,500,375
1,800,000        Tesoro Corp., 6.625%, 11/1/15                       1,687,500
4,190,000        Valero Energy Corp., 9.375%, 3/15/19                5,075,293
                                                                   $14,237,433
                 Oil & Gas Storage & Transportation - 2.1 %
1,750,000        Buckeye Partners LP, 6.05%, 1/15/18               $ 1,934,858
885,000          Copano Energy LLC, 8.125%, 3/1/16                    871,725
4,230,000        DCP Midstream, 9.75%,  3/15/19                      5,440,317
3,578,000        Enterprise Products, Floating Rate Note, 8/1/66     3,573,528
540,000          Enterprise Products Operating, 7.0%, 6/1/67          475,200
5,225,000        Kinder Morgan Energy, 5.95%, 2/15/18                5,643,199
1,530,000        Markwest Energy Partners, 8.75%, 4/15/18            1,545,300
4,575,000        NGPL Pipeco LLC, 6.514%, 12/15/12 (144A)            4,555,771
6,870,000        Niska Gas Storage US, 8.875%, 03/15/18              6,973,050
5,100,000        Plains All America Pipeline, 6.125%, 1/15/17        5,535,887
5,035,000        Questar Pipeline Co., 5.83%, 2/1/18                 5,681,484
3,625,000        Spectra Energy Capital, 6.2%, 4/15/18               4,017,682
8,870,000  7.20  Southern Union Co., 7.2%, 11/1/66                   7,861,038
2,100,000        Spectra Energy Capital LLC, 6.75%, 7/15/18          2,353,411
                                                                   $56,462,450
                 Energy Services - 0.1 %
4,695,000        Oceanografia SA DE CV, 11.25%, 7/15/15            $ 2,721,692
                 Total Energy                                      $200,484,267
                 Materials - 4.4 %
                 Aluminum - 0.3 %
4,507,000        Asia Aluminum Holdings, 8.0%, 12/23/11 (144A)     $  676,050
3,415,000        CII CARBON LLC 11.125%, 11/15/15                    3,321,088
1,584,950  6.83  Noranda Aluminum Acquisition, Floating Rate Note,   1,220,412
4,160,000        Novelis Inc., 7.25%, 02/15/15                       4,014,400
                                                                   $ 9,231,950
                 Commodity Chemicals - 0.5 %
4,385,000        Basell Finance Co., 8.1%, 3/15/27 (144A)          $ 3,814,950
7,250,000        Hexion US Finance Corp., 8.875%, 2/1/18 (144A)      6,543,125
1,500,000        Nova Chemicals Corp., 8.375%, 11/1/16               1,492,500
1,500,000        Nova Chemicals Corp., 8.625%, 11/01/19 (b)          1,485,000
                                                                   $13,335,575
                 Construction Materials - 0.2 %
3,000,000  6.64  C8 Capital SPV Ltd., Floating Rate Note, 12/31/49 $ 1,948,227
905,000          Holcim Ltd., 6.0%, 12/30/19 (144A)                   965,422
1,750,000        Voto-Votorantim Over, 6.625%, 9/25/19               1,776,250
                                                                   $ 4,689,899
                 Diversified Chemical - 0.2 %
2,825,000        Ineos Finance Plc, 9.0%, 5/15/15 (144A) (b)       $ 2,817,938
2,450,000        Ineos Group Holdings Plc, 7.875%, 2/15/16 (144A)    2,182,430
                                                                   $ 5,000,368
                 Diversified Metals & Mining - 1.0 %
2,745,000        Anglo American Capital Plc, 9.375%, 4/8/14        $ 3,281,466
6,575,000        AngloGold Ashanti Holdings, 5.375%, 4/15/20         6,675,341
895,000          FMG Finance Pty Ltd., 10.625%, 9/1/16 (144A)         984,500
3,175,000        Prime Dig Pte Ltd., 11.75%, 11/03/14                3,206,750
4,070,000        Rio Tinto Finance Plc, 8.95%, 5/1/14                4,936,650
1,615,000        Southern Copper Corp., 5.375%, 4/16/20              1,618,755
5,980,000        Vedenta Resources Plc, 9.5%, 7/18/18 (144A)         6,353,750
                                                                   $27,057,212
                 Fertilizers & Agricultural Chemicals - 0.4 %
7,260,000        Agrium Inc., 6.75%, 1/15/19                       $ 8,420,947
3,400,000        CF Industries Holdings, Inc., 6.875%, 5/1/18        3,459,500
                                                                   $11,880,447
                 Metal & Glass Containers - 0.1 %
1,135,000        AEP Industries, Inc., 7.875%, 3/15/13             $ 1,117,975
1,020,000        Ardagh Glass Finance Plc, 9.25%, 7/1/16 (144A)      1,337,614
1,050,000        Consol Glass Ltd., 7.625%, 4/15/14 (144A)           1,208,532
                                                                   $ 3,664,121
                 Paper Packaging - 0.3 %
2,980,000        Graham Packaging Co., 8.25%, 1/1/17 (b)           $ 2,935,300
4,035,000        Graphic Packaging Co., 9.5%, 8/15/13 (b)            4,105,613
                                                                   $ 7,040,913
                 Paper Products - 0.0 %
2,000,000        Appleton Papers, Inc., 10.5%, 6/15/15 (144A) (b)  $ 1,890,000
                 Precious Metals & Minerals - 0.1 %
3,250,000        Alrosa Finance SA, 8.875%, 11/17/14 (144A)        $ 3,445,000
                 Specialty Chemicals - 0.2 %
3,670,000        Cytec Industries, Inc., 8.95%, 7/1/17             $ 4,484,028
                 Steel - 1.2 %
3,875,000        Algoma Acquisition Corp., 9.875%, 6/15/15 (144A)  $ 3,293,750
4,485,000        Allegheny Technologies, Inc., 9.375%, 6/1/19        5,295,771
5,420,000        ArcelorMittal, 6.125%, 6/1/18                       5,668,675
5,010,000        Commercial Metals Co., 7.35%, 8/15/18               5,258,551
1,500,000        Essar Steel Algoma, Inc., 9.375%, 3/15/15           1,425,000
2,250,000        Metinvest BV, 10.25%, 5/20/15                       2,196,450
4,555,000        POSCO, 8.75%, 3/26/14                               5,409,545
4,738,000        Severstal Columbus LLC, 10.25%, 2/15/18 (144A)      4,891,985
                                                                   $33,439,727
                 Total Materials                                   $125,159,240
                 Capital Goods - 4.3 %
                 Aerospace & Defense - 0.2 %
5,115,000        BE Aerospace, Inc., 8.5%, 7/1/18                  $ 5,370,750
                 Building Products - 0.4 %
3,852,000        C10 Capital SPV Ltd., Floating Rate Note, 12/31/49$ 2,506,689
7,770,000        MASCO Corp., 7.125%, 3/15/20                        7,544,561
                                                                   $10,051,250
                 Construction & Engineering - 0.2 %
3,950,000        Dycom Industries, 8.125%, 10/15/15                $ 3,890,750
1,770,000  6.65  Esco Corp., Floating Rate Note, 12/15/13 (144A)     1,619,550
                                                                   $ 5,510,300
                 Construction & Farm Machinery & Heavy Trucks - 0.9 %
5,880,000        American Railcar, 7.50%, 3/1/14                   $ 5,703,600
6,000,000        Case New Holland, Inc., 7.875%, 12/1/17 (144A)      6,045,000
2,500,000        Commercial Vehicle Group, 8.0%, 7/1/13              2,112,500
1,345,000        Cummins, Inc., 6.75%, 2/15/27                       1,441,211
6,255,000        Greenbrier Co., Inc., 8.375%, 5/15/15               5,895,338
1,200,000        Oshkosh Corp., 8.5%  03/01/20                       1,248,000
1,120,000        Titan Wheel Intl Inc., 8.0%, 1/15/12                1,164,800
1,695,000        Volvo Treasury AB, 5.95%, 4/1/15                    1,771,814
                                                                   $25,382,263
                 Electrical Component & Equipment - 0.9 %
5,609,000        Anixter International Corp., 5.95%, 3/1/15        $ 5,349,584
5,585,000        Baldor Electric, 8.625%, 2/15/17 (b)                5,780,475
5,010,000        BELDEN CDT Inc., 7.0%, 3/15/17                      4,840,913
3,932,000        Coleman Cable Inc., 9.0%, 2/15/18 (144A)            3,755,060
3,100,000        Thomas & Betts Corp., 5.625%, 11/15/21              3,321,721
                                                                   $23,047,753
                 Industrial Conglomerates - 0.4 %
4,190,000        Park-Ohio Industries, Inc., 8.375%, 11/15/14      $ 3,875,750
4,270,000        Tyco Electronics Group SA, 6.55%, 10/1/17           4,903,719
750,000          Tyco International Finance SA, 8.5%, 1/15/19         969,529
                                                                   $ 9,748,998
                 Industrial Machinery - 0.5 %
3,160,000        Industrias Metalurgicas Pescar, 11.25%, 10/22/14  $ 2,938,800
3,020,000        Ingersoll-Rand Global Holding, 9.5%, 4/15/14        3,741,738
5,785,000        Mueller Water Products, 7.375%, 6/1/17              5,076,338
3,830,000        Valmont Industries, Inc., 6.625%, 4/20/20           3,924,965
                                                                   $15,681,841
                 Trading Companies & Distributors - 0.7 %
3,950,000        Ace Hardware Corp., 9.125%, 6/1/16 (144A)         $ 4,137,625
6,535,000        GATX Financial Corp., 6.0%, 2/15/18 (b)             6,959,416
8,630,000        Glencore Funding LLC, 6.0%, 4/15/14 (144A)          8,631,597
                                                                   $19,728,638
                 Total Capital Goods                               $114,521,793
                 Commercial Services & Supplies - 0.3 %
                 Aerospace & Defense - 0.3 %
830,000          DigitalGlobe, Inc., 10.5%, 5/1/14                 $  892,250
4,255,000        Esterline Technology, 7.75%, 6/15/13                4,297,550
2,600,000        GeoEye, Inc., 9.625%, 10/1/15                       2,652,000
                                                                   $ 7,841,800
                 Environmental & Facilities Services - 0.0 %
1,695,000        Aleris International Inc., 9.0%, 12/15/14         $  12,670
                 Total Commercial Services & Supplies              $ 7,854,470
                 Transportation - 0.7 %
                 Marine - 0.1 %
1,780,000        CMA CGM SA, 7.25%, 2/1/13 (144A)                  $ 1,370,600
                 Logistics - 0.1 %
700,000          Ceva Group Plc, 11.5%, 4/1/18 (144A)                 710,500
355,000          CEVA Group Plc, 11.625%, 10/1/16                     366,538
1,924,000        Ceva Group Plc, 8.50%, 12/1/14 (144A)               2,073,141
                                                                   $ 3,150,179
                 Railroads - 0.4 %
2,530,000        Burlington Sante Fe Corp., 5.75%, 3/15/18         $ 2,841,453
2,950,000        Kansas City Southern Mex, 7.375%, 6/1/14            3,001,625
1,085,000        Kansas City Southern Mex, 7.625%, 12/1/13           1,106,700
3,890,000        Kansas City Southern Railway, 8.0%, 6/1/15          4,026,150
1,245,000        Union Pacific Corp., 7.875%, 1/15/19                1,585,018
                                                                   $12,560,946
                 Total Transportation                              $17,081,725
                 Automobiles & Components - 0.6 %
                 Auto Parts & Equipment - 0.4 %
2,750,000        Allison Transmission, 11.0%, 11/1/15 (144A) (b)   $ 2,880,625
4,211,000        Tenneco Automotive Inc., 8.625%, 11/15/14 (b)       4,247,846
6,070,000        TRW Automotive Inc., 7.25%, 3/15/17                 5,887,900
                                                                   $13,016,371
                 Automobile Manufacturers - 0.3 %
1,390,000        Hyundai Motor Manufacturer, 4.5%  4/15/15         $ 1,378,435
7,115,000        Hyundai Capital Services, Inc., 6.0%, 5/5/15        7,622,627
                                                                   $ 9,001,062
                 Tires & Rubber - 0.0 %
350,000          Goodyear Tire & Rubber Co., 10.5%, 5/15/16        $  380,625
                 Total Automobiles & Components                    $22,398,058
                 Consumer Durables & Apparel - 1.0 %
                 Homebuilding - 0.4 %
4,110,000        Desarrolladora Homex SAB de CV, 9.5%, 12/11/19 (14$ 4,212,750
5,079,000        Meritage Homes Corp., 6.25%, 3/15/15                4,799,655
1,384,000        Urbi Desarrollos Urb, 9.5%, 1/21/20                 1,435,900
                                                                   $10,448,305
                 Household Appliances - 0.2 %
4,940,000        Whirlpool Corp., 5.5%, 3/1/13                     $ 5,290,982
                 Housewares & Specialties - 0.4 %
8,141,000        Controladora Mabe Sa CV, 7.875%, 10/28/09         $ 8,548,050
2,455,000        Yankee Acquisition Corp., 9.75%, 2/15/17 (b)        2,497,963
                                                                   $11,046,013
                 Textiles - 0.0 %
486,000          Invista, 9.25%, 5/1/12 (144A)                     $  493,290
                 Total Consumer Durables & Apparel                 $27,278,590
                 Consumer Services - 1.7 %
                 Casinos & Gaming - 1.3 %
6,415,000        Codere Finance SA, 8.25%, 6/15/15 (144A)          $ 7,187,187
7,530,000  8.25  Lottomatica SpA, Floating Rate Note, 3/31/66 (144A  8,698,253
1,875,000        Mashantucket Pequot Tribe, 8.5%, 11/15/15 (144A)     285,938
4,041,000        Peermont Global Ltd., 7.75%, 4/30/14 (144A)         4,205,803
3,960,000        Scientific Games Corp., 6.25%, 12/15/12             3,890,700
2,310,000        Scientific Games Corp., 7.875%, 6/15/16             2,263,800
7,308,000        Scientific Games International Inc., 9.25%, 6/15/1  7,472,430
1,780,000        Shingle Springs Tribal, 9.375%, 6/15/15 (144A)      1,410,650
2,875,000        Station Casinos, Inc., 6.625%, 3/15/18                2,156
                                                                   $35,416,917
                 Restaurants - 0.1 %
3,550,000        Arcos Dorados SA, 7.5%, 10/1/19                   $ 3,709,750
                 Specialized Consumer Services - 0.2 %
5,322,000        Service Corp International, 8.0%, 11/15/21        $ 5,348,610
                 Total Consumer Services                           $44,475,277
                 Media - 1.4 %
                 Advertising - 0.0 %
1,000,000        Interpublic Group of Cos, 10.0%, 7/15/17          $ 1,102,500
                 Broadcasting - 1.3 %
3,390,000        Grupo Telivisa SA, 6.0%, 5/15/18 (144A)           $ 3,641,301
4,265,000        Hughes Network Systems LLC, 9.5%, 4/15/14           4,318,313
685,000          Hughes Network Systems LLC, 9.5%, 4/15/14            693,563
6,467,968        Intelsat Bermuda Ltd., 11.5%, 2/4/17                6,451,798
7,500,000        Intelsat Subsidiary Holding Co., 8.5%, 1/15/13      7,556,250
790,000          News America, Inc., 5.65%, 8/15/20 (b)               872,557
4,125,000        Telesat Canada / Telesat LLC, 12.5%, 11/1/17        4,620,000
7,316,769        Univision Communications, 9.75%, 3/15/15 PIK (144A  6,091,210
                                                                   $34,244,992
                 Cable & Satellite - 0.1 %
1,100,000        Time Warner Cable, Inc., 8.25%, 4/1/19            $ 1,352,782
640,000          Time Warner Cable, Inc., 8.75, 2/14/19               807,513
                                                                   $ 2,160,295
                 Total Media                                       $37,507,787
                 Retailing - 0.6 %
                 Apparel Retail - 0.2 %
2,335,000        Brown Shoe Company, Inc., 8.75%, 5/1/12           $ 2,358,350
2,530,000  8.21  Edcon Proprietary Ltd., Floating Rate Note, 6/15/1  2,183,991
                                                                   $ 4,542,341
                 Internet Retail - 0.4 %
1,785,000        Expedia Inc., 8.5%, 7/1/16 (144A)                 $ 1,918,875
7,395,000        Ticketmaster, 10.75%,  8/1/16                       7,968,113
                                                                   $ 9,886,988
                 Specialty Stores - 0.1 %
1,730,000        Sally Holdings, 9.25%, 11/15/14 (144A)            $ 1,794,875
                 Total Retailing                                   $16,224,204
                 Food Beverage & Tobacco - 1.4 %
                 Agricultural Products - 0.1 %
4,035,000        Cargill, Inc., 5.2%, 1/22/13 (144A)               $ 4,345,376
                 Brewers - 0.3 %
4,255,000        Anheuser-Busch InBev Worldwide Inc., 7.75%, 1/15/1$ 5,164,557
535,000          Cia Brasileira de Bebida, 10.5%, 12/15/11            603,213
2,530,000        Cia Brasileira de Bebida, 8.75%, 9/15/13            2,960,100
                                                                   $ 8,727,870
                 Packaged Foods & Meats - 0.7 %
750,000          Bertin Ltd., 10.25%, 10/5/16 (144A)               $  795,000
967,918          Independencia International, 12.0%, 12/30/16 (144A   362,969
7,550,000        Kraft Foods, Inc., 6.5%, 2/9/40                     8,443,384
6,750,000        Marfrig Overseas Ltd., 9.5%, 5/4/20 (144A) (b)      6,615,000
1,250,000        Minerva Overseas Ltd., 9.5%, 2/1/17 (144A)          1,212,500
4,300,000        Minerva Overseas II, 10.875%, 11/15/19 (144A)       4,278,500
                                                                   $21,707,353
                 Tobacco - 0.3 %
7,700,000        Alliance One International, Inc., 10.0%, 7/15/16  $ 7,834,750
250,000          Alliance One International, Inc., 10.0%, 7/15/16 (   254,375
                                                                   $ 8,089,125
                 Total Food Beverage & Tobacco                     $42,869,724
                 Household & Personal Products - 0.1 %
                 Household Products - 0.1 %
3,490,000        Cellu Tissue Holdings, Inc., 11.5%, 6/1/14        $ 3,769,200
                 Total Household & Personal Products               $ 3,769,200
                 Health Care Equipment & Services - 0.9 %
                 Health Care Facilities - 0.5 %
3,655,000        HCA, Inc., 9.125% 11/15/14                        $ 3,824,044
5,718,957        HCA, Inc., 9.625%, 11/15/16 (b)                     6,119,284
1,700,000        HCA, Inc., 7.875%, 2/15/20                          1,748,875
1,430,000        HCA, Inc., 8.5%, 4/15/19                            1,515,800
                                                                   $13,208,003
                 Health Care Services - 0.0 %
1,133,000        Dasa Finance Corp., 8.75%, 5/29/18 (144A)         $ 1,226,473
                 Health Care Supplies - 0.3 %
2,350,000        Bausch & Lomb, Inc., 9.875%, 11/1/15              $ 2,414,625
3,105,000        Biomet Inc., 10.375%, 10/15/17                      3,337,875
4,100,000        Inverness Medical Innovations, 7.875%, 2/1/16       4,007,750
                                                                   $ 9,760,250
                 Total Health Care Equipment & Services            $24,194,726
                 Pharmaceuticals & Biotechnology - 0.3 %
                 Biotechnology - 0.3 %
6,550,000        Biogen Idec, Inc., 6.0%, 3/1/13                   $ 7,204,692
                 Total Pharmaceuticals & Biotechnology             $ 7,204,692
                 Banks - 4.0 %
                 Diversified Banks - 2.0 %
2,725,000        ATF Bank JSC, 9.25%, 4/12/12 (144A)               $ 2,793,125
975,000          ATF Capital BV, 9.25%, 2/21/14 (144A)               1,009,125
1,753,000        Banco de Credito del, 9.75%,  11/06/69              1,962,413
1,700,000  8.28  Banco Macro SA, Floating Rate Note,  6/7/12         1,156,000
3,060,000        Barclays Bank Plc, 5.125%,  01/08/20                3,043,797
5,350,000        BNP Paribas SA, 1.34438%, 4/27/17                   5,105,013
5,600,000        Credit Agricole SA, 8.375%, 12/13/49                5,292,000
2,770,000        Industrial Bank of Korea, 7.125%, 4/23/14           3,113,979
2,420,000        Kazkommerts International BV, 8.0%, 11/3/15         2,178,000
29,560,000       Rabobank Nederland NV, 0.0%, 3/3/15                11,922,119
3,900,000        Scotiabank Peru SA, Floating Rate Note, 3/15/17 (1  3,905,070
2,400,000        Societe Generale, 8.75%, 10/29/49                   2,410,310
6,900,000        Standard Chartered Plc, 3.85%, 4/27/15 (144A)       6,961,589
3,170,000        Turanalem Finance BV, 8.5%, 2/10/15 (144A)          1,458,200
                                                                   $52,310,740
                 Regional Banks - 2.0 %
1,180,000        American Express Bank FSB, 5.5%, 4/16/13          $ 1,275,028
1,500,000        Cobank, ACB, 7.875%, 4/16/18 (144A)                 1,730,490
5,375,000        KeyBank NA, 5.8%, 7/1/14                            5,738,366
2,935,000        Keycorp, 6.5%, 5/14/13                              3,210,511
2,850,000        Mellon Funding Corp., 5.5%, 11/15/18                3,053,701
1,650,000        PNC BANK NA, 6.0%, 12/7/17                          1,799,358
9,730,000  8.25  PNC Funding Corp., Floating Rate Note, 5/29/49      9,988,079
3,580,000        Sovereign Bancorp, 8.75%, 5/30/18                   4,103,826
10,795,000       State Street Capital, 8.25%, 3/15/42               10,810,113
2,195,000        Wachovia Bank NA, 6.0%, 11/15/17                    2,391,832
660,000          Wachovia Cap Trust III, 5.8%, 3/15/42                524,700
11,200,000 0.00  Wells Fargo & Co., Floating Rate Note, 12/29/49 PE 11,312,000
                                                                   $55,938,004
                 Total Banks                                       $108,248,744
                 Diversified Financials - 5.0 %
                 Asset Management & Custody Banks - 0.4 %
4,180,000        Janus Capital Group, Inc., 6.5%, 6/15/12          $ 4,314,028
6,711,000        Janus Capital Group, Inc., 6.95%, 6/15/17           6,736,958
                                                                   $11,050,986
                 Consumer Finance - 1.0 %
5,195,000        American General Finance, 6.9%, 12/15/17          $ 4,136,519
6,250,000        American Honda Finance Corp., 6.7%, 10/1/2013 (144  7,113,675
2,030,000        Capital One Bank USA NA, 8.8%, 7/15/19              2,534,274
7,295,000        Capital One Capital VI, 8.875%, 5/15/40             7,596,816
1,540,000        Nissan Motor Acceptance Corp., 4.5%, 1/30/15 (144A  1,589,006
4,559,000  4.00  SLM Corp., Floating Rate Note, 7/25/14              3,873,144
                                                                   $26,843,434
                 Diversified Finance Services - 1.0 %
4,225,000        BAC, Floating Rate Note, PERPETUAL                $ 4,081,054
1,350,000        Caelus Re II Ltd., Floating Rate Note, 5/24/13      1,318,275
15,735,000       JPMorgan Chase & Co., 7.9%, 4/29/49                16,218,537
3,400,000        Lodestone Re Ltd., 0.0%, 05/17/13 (144A)            3,130,380
2,200,000        Lodestone Re Ltd., 0.0%,  05/17/13 (144A)           2,092,420
                                                                   $26,840,666
                 Investment Banking & Brokerage - 2.0 %
20,775,000 5.79  Goldman Sachs Capital, Floating Rate Note, 12/29/4 15,685,125
6,565,000        Jefferies Group, Inc., 6.875%, 4/15/21              6,582,030
5,350,000        Macquarie Group Ltd., 7.625%, 8/13/19               6,011,217
5,665,000        Macquarie Group Ltd., 6.0%, 1/14/20                 5,741,534
3,820,000        Merrill Lynch & Co., 5.45%, 2/5/13                  4,007,325
5,900,000        Morgan Stanley ,5.5%, 1/26/20                       5,707,660
7,175,000        Morgan Stanley Dean Witter, Floating Rate Note, 4/  7,520,361
1,955,000        TD Ameritrade Holding Corp., 5.6%, 12/1/19          2,059,561
                                                                   $53,314,813
                 Specialized Finance - 0.6 %
8,300,000        Cantor Fitzgerald LP, 7.875%, 10/15/19            $ 8,588,052
8,810,000  7.68  NCO Group Inc., Floating Rate Note, 11/15/13        7,488,500
                                                                   $16,076,552
                 Total Diversified Financials                      $134,126,451
                 Insurance - 4.8 %
                 Catastrophe Insurance - 0.4 %
1,700,000  6.20  Ibis Re Ltd., Floating Rate Note, 5/3/13 (144A)     1,603,950
1,000,000        Montana Re Ltd., Floating Rate Note, 12/7/12         944,100
600,000          Successor X Ltd., 0.0%, 12/9/10 CATBOND              558,300
1,250,000        Successor X Ltd., 9.87982%, 4/4/13 CATBOND          1,125,375
                                                                   $ 4,231,725
                 Insurance Brokers - 0.3 %
565,000          Hub International Holdings, 10.25%, 6/15/15 (144A)$  518,388
6,715,000        Ironshore Holdings US, Inc., 8.5%, 5/15/20 (144A)   6,842,585
1,700,000  6.68  Usi Holdings Corp., Floating Rate Note, 11/15/14    1,389,750
                                                                   $ 8,750,723
                 Life & Health Insurance - 1.8 %
9,870,000        Delphi Financial Group, Inc., 7.875%, 1/31/20     $10,788,038
9,629,000        Lincoln National Corp., 6.05%, 4/20/67              7,221,750
2,565,000        Lincoln National Corp., 8.75%, 7/1/19               3,143,633
6,440,000        MetLife, Inc., 10.75%, 8/1/39                       7,654,133
7,410,000        Protective Life Corp., 7.375%, 10/15/19             8,045,408
4,220,000        Prudential Financial, Inc., 5.15%, 1/15/13          4,466,157
1,770,000        Prudential Financial, Inc., 5.1%, 9/20/14           1,882,368
755,000          Prudential Financial, Inc., 6.2%, 1/15/15            830,902
4,004,000        Prudential Financial, Inc., 8.875%, 6/15/38         4,224,220
                                                                   $48,256,609
                 Multi-Line Insurance - 0.5 %
11,985,000 7.00  Liberty Mutual Group, 7.0%, 3/15/37 (144A)        $ 9,407,746
1,560,000        Liberty Mutual Group, 7.3%, 6/15/14 (144A)          1,696,062
1,455,000  10.75 Liberty Mutual Group, Floating Rate Note, 6/15/58   1,571,400
                                                                   $12,675,208
                 Property & Casualty Insurance - 0.4 %
7,171,000        Hanover Insurance Group, 7.625%, 10/15/25         $ 7,380,264
500,000          The Allstate Corp., 6.75%, 5/15/18                   572,818
2,700,000        The Hanover Insurance Group, Inc., 7.5%, 3/1/20     2,916,545
640,000          The Hanover Insurance Group, Inc., 8.207%, 2/3/27    582,400
                                                                   $11,452,027
                 Reinsurance - 1.5 %
850,000    15.20 Atlas Reinsurance Plc, Floating Rate Note, 1/10/11$ 1,042,968
1,400,000  7.19  Blue Fin Ltd., Floating Rate Note, 4/10/12          1,308,580
250,000          Blue Fin Ltd., Floating Rate Note, 416/12 CATBOND    261,000
1,200,000        Blue Fin Ltd., Floating Rate Note, 5/28/13 (144A)   1,152,600
1,150,000  8.92  Caelus Re Ltd., Floating Rate Note, 6/7/11          1,116,190
2,050,000  18.03 Carillon Ltd., Floating Rate Note, 1/10/11          1,909,165
250,000          East Lane Re III Ltd., Floating Rate Note, 3/16/12   252,900
750,000          Fhu-Jin Ltd Cat Bond, Floating Rate Note, 8/10/11    756,675
2,300,000        Foundation Re III Ltd., Floating Rate Note, 2/3/14  2,200,640
1,775,000  12.03 Globecat Ltd Cat Bond, Floating Rate Note, 1/2/13   1,589,513
250,000    8.78  Globecat Ltd Cat Bond, Floating Rate Note, 1/2/13    253,825
650,000    8.56  Green Valley Ltd., Floating Rate Note, 1/10/11 (14   797,087
1,000,000        Merna Reinsurance, Ltd., Floating Rate Note, 4/8/1   995,100
250,000    10.40 MultiCat Mexico 2009, 0.0%, 10/19/12                 249,425
250,000    10.40 MultiCat Mexico 2009, 0.0%, 10/19/12                 249,425
2,185,000  7.20  Muteki Ltd. Cat Bond, Floating Rate Note, 5/24/11   2,165,554
1,400,000  12.25 Mystic Re, Ltd., FRN, 3/20/12                       1,455,020
2,150,000        Mystic Re, Ltd., Floating Rate Note, 6/7/11         2,082,705
275,000    7.45  Newton Re Ltd Cat Bond, Floating Rate Note, 12/24/   275,248
565,000    9.75  Newton Re Ltd Cat Bond, Floating Rate Note, 12/24/   518,162
10,985,000       Platinum Underwriters HD, 7.50%, 6/1/17            11,772,108
8,470,000        Reinsurance Group of, 6.45%  11/15/19               9,052,482
1,000,000  9.40  Residential Re, Floating Rate Note, 6/6/11           970,100
                                                                   $42,426,472
                 Total Insurance                                   $127,792,764
                 Real Estate - 2.6 %
                 Diversified Real Estate Activities - 0.2 %
5,680,000        WEA Finance LLC, 7.125%, 4/15/18                  $ 6,408,909
                 Diversified Real Estate Investment Trust - 0.5 %
8,850,000        Dexus Finance Pty Ltd., 7.125%, 10/15/14          $ 9,637,641
3,740,000        Digital Realty Trust, 4.5%, 7/15/15 (144A)          3,728,780
1,415,000        Digital Realty Trust LP, 5.875%, 2/1/20 (144A)      1,443,650
                                                                   $14,810,071
                 Office Real Estate Investment Trust - 0.2 %
980,000          Mack-Cali Realty Corp., 7.75%, 8/15/19            $ 1,151,619
3,750,000        Mack-Cali Realty LP, 5.125%, 1/15/15                3,831,649
                                                                   $ 4,983,268
                 Real Estate Operating Companies - 0.0 %
425,676    8.48  Alto Palermo SA, Floating Rate Note, 6/11/12 (144A$  191,554
200,000          Forest City Enterprises, 7.625%, 6/1/15              184,000
                                                                   $  375,554
                 Retail Real Estate Investment Trust - 0.2 %
6,040,000        Developers Diversified Realty, 7.5%, 4/1/17       $ 5,927,565
                 Specialized Real Estate Investments Trust - 1.4 %
600,000          Health Care, Inc., 6.125%, 4/15/20                $  620,667
3,305,000        Health Care, Inc., 6.2%, 6/1/16                     3,589,904
5,450,000        Healthcare Realty Trust, Inc., 6.5%, 1/17/17        5,698,934
9,665,000        Hospitality Properties Trust, 7.875%, 8/15/14      10,655,498
9,120,000        Senior Housing Properties Trust, 6.75%, 4/15/20     9,006,000
850,000          Ventas Realty  LP/CAP CRP, 6.75%, 4/1/17             860,269
2,750,000        Ventas Realty LP / V, 6.5%,  06/01/16               2,800,234
3,215,000        Ventas Realty LP / V, 6.5%, 6/1/16                  3,273,728
                                                                   $36,505,234
                 Total Real Estate                                 $69,010,601
                 Software & Services - 1.4 %
                 Data Processing & Outsourced Services - 0.2 %
6,500,000        First Data Corp., 9.875%, 9/24/15                 $ 4,940,000
                 Internet Software & Services - 1.0 %
5,185,000        Equinix Inc., 8.125%,  03/01/18                   $ 5,301,663

11,145,000       Terremark Worldwide, Inc., 12.0%, 6/15/17          12,538,125
                                                                   $17,839,788
                 It Consulting & Other Services - 0.2 %
2,855,000        Sungard Data Systems, Inc., 10.25%, 8/15/15 (b)   $ 2,947,788
2,850,000        Sungard Data Systems, Inc., 10.625%, 5/15/15        3,045,938
                                                                   $ 5,993,726
                 Total Software & Services                         $28,773,514
                 Technology Hardware & Equipment - 0.3 %
                 Communications Equipment - 0.2 %
962,000          Brocade Communications, 6.625%, 1/15/18           $  954,785
962,000          Brocade Communications, 6.875%, 1/15/20 (144A) (b)   954,785
3,035,000  10.46 Nordic Telephone Company Holdings, Floating Rate N  3,632,592
                                                                   $ 5,542,162
                 Electronic Equipment & Instruments - 0.1 %
1,910,000        Agilent Technologies, Inc., 5.5%, 9/14/15         $ 2,055,859
                 Total Technology Hardware & Equipment             $ 7,598,021
                 Semiconductors - 0.3%
                 Semiconductor Equipment - 0.3 %
3,500,000        Aeroflex, Inc., 11.75%, 2/15/15                   $ 3,745,000
4,035,000        Klac Instruments Corp., 6.9%, 5/1/18                4,513,934
                                                                   $ 8,258,934
                 Total Semiconductors                              $ 8,258,934
                 Telecommunication Services - 3.1 %
                 Alternative Carriers - 0.6 %
350,000          PAETEC Holding, 8.875%, 6/30/17 (144A)            $  350,000
6,047,000        Global Crossing Ltd., 12.0%, 9/15/15 (144A)         6,409,820
2,460,000        PAETEC Holding Corp., 8.875%, 6/30/17 (144A)        2,460,000
4,734,000        Paetec Holdings, 9.5%, 7/15/15                      4,603,815
                                                                   $13,823,635
                 Integrated Telecommunication Services - 1.4 %
3,250,000        Bakrie Telecom Tbk PT, 11.5%, 5/7/15 (144A)       $ 3,152,500
4,400,000        Cincinnati Bell, Inc., 8.25%, 10/15/17              4,114,000
3,135,000        Crown Castle Towers LLC, 6.113%, 1/15/20            3,440,832
3,200,000        Embarq Corp., 7.082%, 6/1/16                        3,411,389
3,690,000        GCI, Inc., 7.25%, 2/15/14                           3,685,388
3,720,000        Mastec Inc., 7.625%, 2/1/17                         3,617,700
1,215,000        New Communications H, 8.25%, 4/15/17                1,219,556
3,885,000        New Communications H, 8.5%, 4/15/20                 3,894,713
6,290,000        New Communications H, 8.75%, 4/15/22 (b)            6,290,000
3,600,000        Qtel International FIN, Ltd., 6.5%, 6/10/14         3,939,746
5,320,000        Windstream Corp., 8.625%, 8/1/16                    5,359,900
                                                                   $42,125,724
                 Wireless Telecommunication Services - 1.1 %
5,900,000        Cricket Communications I, 9.375%, 11/01/14 (b)    $ 5,988,500
6,400,000        Digicel, Ltd., 8.25%, 9/1/17 (144A) (b)             6,336,000
3,500,000        Metropcs Wireless, Inc., 9.25%, 11/1/14             3,605,000
2,050,000        NII Capital Corp., 10.0%, 8/15/16                   2,157,625
5,935,000        True Move Co Ltd., 10.75%, 12/16/13 (144A)          5,831,138
4,195,000        Vip Fin, 9.125%, 4/30/18 (144A) (b)                 4,514,869
                                                                   $28,433,132
                 Total Telecommunication Services                  $84,382,491
                 Utilities - 3.6 %
                 Electric Utilities - 1.7 %
1,825,000        CenterPoint Energy Houston Electric LLC, 7.0%, 3/1$ 2,118,924
4,196,000        Commonwealth Edison Co., 6.95%, 7/15/18             4,850,484
12,400,000       Dubai Electricity & Water Authority, 8.5%, 4/22/15 12,633,046
2,033,940  0.00  FPL Energy Wind Funding, 6.876%, 6/27/17 (144A)     2,008,516
2,725,000        Israel Electric Corp., Ltd., 7.25%, 1/15/19 (144A)  3,012,248
1,330,000        Israel Electric Corp., Ltd., 9.375%, 1/28/20 (144A  1,672,556
3,275,000        NY State Gas and Electric, 6.15%, 12/15/17 (144A)   3,412,969
2,845,000        Public Service of New Mexico, 7.95%, 5/15/18        2,996,565
3,183,000        Public Service of New Mexico, 9.25%, 5/15/15        3,385,916
3,805,000        TXU Energy Co., 10.25%, 11/1/15                     2,511,300
4,125,000        West Penn Power Co., 5.95%, 12/15/17                4,444,704
1,650,000        White Pine Hydro Power, 7.26%, 7/20/15              1,459,442
                                                                   $44,506,670
                 Gas Utilities - 0.5 %
1,000,000        Inergy LP, 8.25%, 3/1/16                          $ 1,012,500
1,965,000        Nakilat Inc., 6.067%, 12/31/33 (144A)               1,915,384
4,190,000        Nakilat, Inc., 6.267%, 12/31/33 (144A)              4,065,473
6,895,000        Transportadora De Gas del Sur, 7.875%, 5/14/17 (14  6,619,200
                                                                   $13,612,557
                 Independent Power Producer & Energy Traders - 1.2 %
2,630,000        Colbun SA, 6.0%, 1/21/20 (144A)                   $ 2,745,788
7,325,120        Coso Geothermal Power Holdings, 7.0%, 7/15/26 (144  7,027,062
7,935,000        Intergen NV, 9.00%, 6/30/17                         7,895,325
1,646,696  0.00  Juniper Generation, 6.79%, 12/31/14 (144A)          1,533,350
3,775,000        Kiowa Power Partners LLC, 5.737%, 3/20/21 (144A)    3,826,567
894,000          Listrindo Capital BV, 9.25%, 1/29/15 (144A)          946,397
2,965,300  0.00  Panoche Energy Center LLC, 6.88%, 7/31/29 (144A)    3,154,220
4,050,000        Star Energy Geotherm, 11.5%,  02/12/15              4,191,750
                                                                   $31,320,459
                 Multi-Utilities - 0.3 %
3,700,000        NSG Holdings Inc., 7.75%, 12/15/25                $ 3,256,000
4,667,615  0.00  Ormat Funding Corp., 8.25%, 12/30/20                4,434,234
                                                                   $ 7,690,234
                 Total Utilities                                   $97,129,920
                 TOTAL CORPORATE B0NDS
                 (Cost  $1,242,833,695)                         $1,356,345,193
                 U.S. GOVERNMENT AND AGENCY OBLIGATIONS  - 13.0 %
33,925,000       Canada Housing Trust No 1, 3.75%, 3/15/20          32,408,781
1,900,000        Export-Import Bank of Korea, 5.875%, 1/14/15        2,058,684
3,767,481  0.00  Federal Home Loan Mortgage Corp., 4.5%, 10/1/35     3,936,547
371,126    0.00  Federal Home Loan Mortgage Corp., 5.0%, 11/1/34      393,931
534,820    0.00  Federal Home Loan Mortgage Corp., 5.0%, 5/1/34       567,684
1,353,042  0.00  Federal Home Loan Mortgage Corp., 5.0%, 7/1/35      1,434,916
68,997     0.00  Federal Home Loan Mortgage Corp., 5.5%, 10/1/16      74,792
67,559     0.00  Federal Home Loan Mortgage Corp., 5.5%, 4/1/33       72,937
115,034    0.00  Federal Home Loan Mortgage Corp., 6.0%, 1/1/33       126,653
49,740     0.00  Federal Home Loan Mortgage Corp., 6.0%, 1/1/33       54,702
40,483     0.00  Federal Home Loan Mortgage Corp., 6.0%, 1/1/33       44,572
140,335    0.00  Federal Home Loan Mortgage Corp., 6.0%, 1/1/34       154,334
14,735     0.00  Federal Home Loan Mortgage Corp., 6.0%, 3/1/33       16,205
60,802     0.00  Federal Home Loan Mortgage Corp., 6.0%, 3/1/33       66,944
192,809    0.00  Federal Home Loan Mortgage Corp., 6.0%, 3/1/33       212,042
899,601    0.00  Federal Home Loan Mortgage Corp., 6.0%, 6/1/17       975,938
1,409,091  0.00  Federal Home Loan Mortgage Corp., 6.0%, 6/1/35      1,537,318
699,919    0.00  Federal Home Loan Mortgage Corp., 6.0%, 8/1/34       768,205
237,680    0.00  Federal Home Loan Mortgage Corp., 6.5%, 10/1/33      264,350
10,660     0.00  Federal Home Loan Mortgage Corp., 6.5%, 9/1/32       11,858
2,795,053  0.00  Federal National Mortgage Association,  5.0%, 12/1  2,992,236
2,142,034  0.00  Federal National Mortgage Association,  5.0%, 4/1/  2,286,669
801,935    0.00  Federal National Mortgage Association,  6.0%, 12/1   872,405
2,469,312  0.00  Federal National Mortgage Association,  6.0%, 12/1  2,684,760
1,415,605  0.00  Federal National Mortgage Association, 4.5%, 3/1/3  1,480,237
2,299,010  0.00  Federal National Mortgage Association, 4.5%, 6/1/3  2,497,802
2,248,621  0.00  Federal National Mortgage Association, 5.0%, 12/1/  2,386,795
2,740,711  0.00  Federal National Mortgage Association, 5.0%, 2/1/2  2,928,493
147,653    0.00  Federal National Mortgage Association, 5.0%, 4/1/2   157,770
957,226    0.00  Federal National Mortgage Association, 5.0%, 6/1/2  1,022,812
253,523    0.00  Federal National Mortgage Association, 5.0%, 6/1/2   270,894
1,438,252  0.00  Federal National Mortgage Association, 5.5%, 12/1/  1,547,559
2,271,336  0.00  Federal National Mortgage Association, 5.5%, 2/1/2  2,459,130
7,590      0.00  Federal National Mortgage Association, 5.5%, 2/1/3    8,166
2,192,246  0.00  Federal National Mortgage Association, 5.5%, 3/1/2  2,378,758
3,317,496  0.00  Federal National Mortgage Association, 5.5%, 3/1/2  3,583,238
511,559    0.00  Federal National Mortgage Association, 5.5%, 3/1/3   553,660
838,112    0.00  Federal National Mortgage Association, 5.5%, 4/1/3   903,905
707,377    0.00  Federal National Mortgage Association, 5.5%, 4/1/3   760,475
245,552    0.00  Federal National Mortgage Association, 5.5%, 5/1/3   264,828
337,054    0.00  Federal National Mortgage Association, 5.5%, 6/1/3   371,255
108,385    0.00  Federal National Mortgage Association, 5.5%, 6/1/3   116,893
291,453    0.00  Federal National Mortgage Association, 5.5%, 7/1/3   314,333
60,047     0.00  Federal National Mortgage Association, 6.0%, 1/1/3   66,234
14,451     0.00  Federal National Mortgage Association, 6.0%, 10/1/   15,941
39,745     0.00  Federal National Mortgage Association, 6.0%, 11/1/   43,841
29,196     0.00  Federal National Mortgage Association, 6.0%, 11/1/   32,205
612,569    0.00  Federal National Mortgage Association, 6.0%, 12/1/   675,683
366,956    0.00  Federal National Mortgage Association, 6.0%, 12/1/   404,191
429,316    0.00  Federal National Mortgage Association, 6.0%, 12/1/   472,879
3,066,478  0.00  Federal National Mortgage Association, 6.0%, 12/1/  3,331,633
8,310      0.00  Federal National Mortgage Association, 6.0%, 2/1/3    9,198
34,839     0.00  Federal National Mortgage Association, 6.0%, 3/1/3   38,430
31,128     0.00  Federal National Mortgage Association, 6.0%, 3/1/3   34,336
3,140,604  0.00  Federal National Mortgage Association, 6.0%, 4/1/3  3,410,205
291,079    0.00  Federal National Mortgage Association, 6.0%, 7/1/1   317,391
1,222,652  0.00  Federal National Mortgage Association, 6.0%, 7/1/3  1,327,610
24,776     0.00  Federal National Mortgage Association, 6.5%, 10/1/   27,662
26,189     0.00  Federal National Mortgage Association, 6.5%, 11/1/   29,240
430,751    0.00  Federal National Mortgage Association, 6.5%, 12/1/   478,702
3,833      0.00  Federal National Mortgage Association, 6.5%, 2/1/3    4,288
10,954     0.00  Federal National Mortgage Association, 6.5%, 3/1/3   12,230
1,210      0.00  Federal National Mortgage Association, 6.5%, 4/1/2    1,351
10,126     0.00  Federal National Mortgage Association, 6.5%, 5/1/3   11,305
822        0.00  Federal National Mortgage Association, 6.5%, 6/1/3     918
3,376      0.00  Federal National Mortgage Association, 6.5%, 7/1/3    3,769
12,701     0.00  Federal National Mortgage Association, 6.5%, 8/1/3   14,181
737        0.00  Federal National Mortgage Association, 7.0%, 12/1/     835
1,165      0.00  Federal National Mortgage Association, 7.0%, 2/1/2    1,320
4,155      0.00  Federal National Mortgage Association, 7.0%, 5/1/2    4,708
4,046      0.00  Federal National Mortgage Association, 7.0%, 7/1/3    4,584
2,211      0.00  Federal National Mortgage Association, 7.5%, 1/1/2    2,514
1,041,699  0.00  Government National Mortgage Association , 5.5%, 3  1,128,062
1,073      0.00  Government National Mortgage Association I, 6.5%,     1,203
4,733      0.00  Government National Mortgage Association I, 7.0%,     5,377
2,095,257  0.00  Government National Mortgage Association II, 4.5%,  2,200,416
4,532,342  0.00  Government National Mortgage Association II, 4.5%,  4,762,322
547,485    0.00  Government National Mortgage Association II, 5.5%,   595,546
454,392    0.00  Government National Mortgage Association II, 6.0%,   503,193
241,136    0.00  Government National Mortgage Association II, 6.0%,   267,173
12,385     0.00  Government National Mortgage Association II, 7.0%,   13,866
703,303    0.00  Government National Mortgage Association, 4.5%, 10   738,622
166,520    0.00  Government National Mortgage Association, 4.5%, 12   174,623
2,155,887  0.00  Government National Mortgage Association, 4.5%, 3/  2,264,089
686,791    0.00  Government National Mortgage Association, 4.5%, 4/   719,350
579,321    0.00  Government National Mortgage Association, 4.5%, 4/   606,785
1,037,799  0.00  Government National Mortgage Association, 4.5%, 9/  1,089,916
689,279    0.00  Government National Mortgage Association, 5.0%, 10   743,096
102,245    0.00  Government National Mortgage Association, 5.0%, 10   110,228
224,542    0.00  Government National Mortgage Association, 5.0%, 11   242,074
2,119,862  0.00  Government National Mortgage Association, 5.0%, 9/  2,278,588
1,660,312  0.00  Government National Mortgage Association, 5.125%    1,778,904
833,653    0.00  Government National Mortgage Association, 5.5%, 1/   906,025
466,535    0.00  Government National Mortgage Association, 5.5%, 1/   506,672
1,035,480  0.00  Government National Mortgage Association, 5.5%, 10  1,126,490
117,467    0.00  Government National Mortgage Association, 5.5%, 10   127,792
1,113,621  0.00  Government National Mortgage Association, 5.5%, 10  1,210,297
2,979      0.00  Government National Mortgage Association, 5.5%, 12    3,241
1,168,118  0.00  Government National Mortgage Association, 5.5%, 12  1,268,614
2,398,286  0.00  Government National Mortgage Association, 5.5%, 2/  2,604,614
1,613,184  0.00  Government National Mortgage Association, 5.5%, 2/  1,751,969
93         0.00  Government National Mortgage Association, 5.5%, 2/     102
8,787,551  0.00  Government National Mortgage Association, 5.5%, 2/  9,516,094
67,191     0.00  Government National Mortgage Association, 5.5%, 3/   73,003
1,232,476  0.00  Government National Mortgage Association, 5.5%, 3/  1,334,657
3,358,806  0.00  Government National Mortgage Association, 5.5%, 3/  3,637,273
18,210     0.00  Government National Mortgage Association, 5.5%, 4/   19,822
897,690    0.00  Government National Mortgage Association, 5.5%, 4/   975,622
3,544,632  0.00  Government National Mortgage Association, 5.5%, 6/  3,849,581
355,556    0.00  Government National Mortgage Association, 5.5%, 7/   387,034
858,806    0.00  Government National Mortgage Association, 5.5%, 7/   937,280
192,874    0.00  Government National Mortgage Association, 5.5%, 8/   209,826
704,572    0.00  Government National Mortgage Association, 5.5%, 9/   766,498
419,064    0.00  Government National Mortgage Association, 5.5%, 9/   455,896
734,273    0.00  Government National Mortgage Association, 5.5%, 9/   798,809
488,756    0.00  Government National Mortgage Association, 5.75%,     531,263
1,266,826  0.00  Government National Mortgage Association, 5.75%,    1,377,001
607,263    0.00  Government National Mortgage Association, 6.0%,  9   670,513
247        0.00  Government National Mortgage Association, 6.0%, 1/     251
230,980    0.00  Government National Mortgage Association, 6.0%, 1/   251,245
266,680    0.00  Government National Mortgage Association, 6.0%, 1/   290,536
24,240     0.00  Government National Mortgage Association, 6.0%, 1/   26,766
407,405    0.00  Government National Mortgage Association, 6.0%, 1/   449,839
167,562    0.00  Government National Mortgage Association, 6.0%, 1/   184,387
647,467    0.00  Government National Mortgage Association, 6.0%, 10   714,905
2,582,263  0.00  Government National Mortgage Association, 6.0%, 10  2,819,750
68,957     0.00  Government National Mortgage Association, 6.0%, 11   75,051
42,064     0.00  Government National Mortgage Association, 6.0%, 11   45,860
927,664    0.00  Government National Mortgage Association, 6.0%, 11  1,024,286
59,487     0.00  Government National Mortgage Association, 6.0%, 12   64,697
8,840      0.00  Government National Mortgage Association, 6.0%, 2/    9,761
313,978    0.00  Government National Mortgage Association, 6.0%, 2/   346,682
33,856     0.00  Government National Mortgage Association, 6.0%, 2/   37,383
237,039    0.00  Government National Mortgage Association, 6.0%, 2/   261,729
3,392      0.00  Government National Mortgage Association, 6.0%, 3/    3,696
7,722      0.00  Government National Mortgage Association, 6.0%, 3/    8,527
30,554     0.00  Government National Mortgage Association, 6.0%, 3/   33,737
23,014     0.00  Government National Mortgage Association, 6.0%, 3/   25,412
145,305    0.00  Government National Mortgage Association, 6.0%, 3/   160,440
205,068    0.00  Government National Mortgage Association, 6.0%, 3/   226,428
24,941     0.00  Government National Mortgage Association, 6.0%, 4/   27,126
145,400    0.00  Government National Mortgage Association, 6.0%, 4/   158,157
8,564      0.00  Government National Mortgage Association, 6.0%, 5/    9,321
79,225     0.00  Government National Mortgage Association, 6.0%, 5/   87,478
467,780    0.00  Government National Mortgage Association, 6.0%, 5/   516,503
1,625,339  0.00  Government National Mortgage Association, 6.0%, 5/  1,794,629
5,394      0.00  Government National Mortgage Association, 6.0%, 6/    5,867
187,637    0.00  Government National Mortgage Association, 6.0%, 6/   204,422
674,124    0.00  Government National Mortgage Association, 6.0%, 6/   734,427
208,924    0.00  Government National Mortgage Association, 6.0%, 6/   230,686
5,349      0.00  Government National Mortgage Association, 6.0%, 7/    5,819
675,565    0.00  Government National Mortgage Association, 6.0%, 7/   735,997
145,141    0.00  Government National Mortgage Association, 6.0%, 7/   158,125
542,479    0.00  Government National Mortgage Association, 6.0%, 7/   598,982
245,587    0.00  Government National Mortgage Association, 6.0%, 7/   271,167
4,280,949  0.00  Government National Mortgage Association, 6.0%, 7/  4,673,325
1,800      0.00  Government National Mortgage Association, 6.0%, 8/    1,959
630,179    0.00  Government National Mortgage Association, 6.0%, 8/   697,392
317,467    0.00  Government National Mortgage Association, 6.0%, 9/   346,114
468,194    0.00  Government National Mortgage Association, 6.0%, 9/   516,959
40,023     0.00  Government National Mortgage Association, 6.0%, 9/   44,193
14,466     0.00  Government National Mortgage Association, 6.5%, 1/   16,221
838        0.00  Government National Mortgage Association, 6.5%, 1/     952
18,776     0.00  Government National Mortgage Association, 6.5%, 10   21,030
6,726      0.00  Government National Mortgage Association, 6.5%, 10    7,534
39,849     0.00  Government National Mortgage Association, 6.5%, 10   44,408
19,015     0.00  Government National Mortgage Association, 6.5%, 11   21,297
140,843    0.00  Government National Mortgage Association, 6.5%, 11   157,749
197,333    0.00  Government National Mortgage Association, 6.5%, 11   220,742
14,802     0.00  Government National Mortgage Association, 6.5%, 2/   16,496
8,155      0.00  Government National Mortgage Association, 6.5%, 3/    9,089
5,881      0.00  Government National Mortgage Association, 6.5%, 5/    6,604
72,594     0.00  Government National Mortgage Association, 6.5%, 5/   80,900
10,433     0.00  Government National Mortgage Association, 6.5%, 6/   11,627
7,608      0.00  Government National Mortgage Association, 6.5%, 6/    8,479
17,390     0.00  Government National Mortgage Association, 6.5%, 7/   19,380
24,969     0.00  Government National Mortgage Association, 6.5%, 7/   27,826
31,922     0.00  Government National Mortgage Association, 6.5%, 7/   35,255
68,789     0.00  Government National Mortgage Association, 6.5%, 8/   76,659
10,457     0.00  Government National Mortgage Association, 6.5%, 8/   11,654
12,968     0.00  Government National Mortgage Association, 6.5%, 8/   14,452
204,098    0.00  Government National Mortgage Association, 6.5%, 9/   227,448
84,371     0.00  Government National Mortgage Association, 6.5%, 9/   94,024
11,122     0.00  Government National Mortgage Association, 6.5%, 9/   12,395
2,139      0.00  Government National Mortgage Association, 7.0%, 5/    2,432
910        0.00  Government National Mortgage Association, 7.0%, 5/    1,035
3,319      0.00  Government National Mortgage Association, 7.0%, 6/    3,773
2,659      0.00  Government National Mortgage Association, 7.0%, 6/    3,021
13,652     0.00  Government National Mortgage Association, 7.0%, 8/   15,517
177        0.00  Government National Mortgage Association, 7.5%, 8/     202
1,904      0.00  Government National Mortgage Association, 8.0%, 12    2,210
1,370,000        Korea Gas Corp., 6.0%, 7/15/14 (144A)               1,484,421
19,370,000       U.S. Treasury Bond, 1.25%, 11/30/10                19,453,233
15,600,000       U.S. Treasury Bond, 2.75%, 2/15/19                 15,541,500
2,500,000        U.S. Treasury Bond, 3.625%, 8/15/19                 2,643,555
30,270,000       U.S. Treasury Bond, 4.5%, 11/15/10                 30,751,232
26,790,000       U.S. Treasury Bond, 4.5%, 8/15/39                  29,506,667
3,000,000        U.S. Treasury Bonds, 5.25%, 11/15/28                3,610,782
8,000,000        U.S. Treasury Notes, 3.125%,  5/15/19               8,166,872
12,330,000       U.S. Treasury Notes, 4.25%, 5/15/39                13,037,052
23,290,000       U.S. Treasury Notes, 4.375%, 11/15/39              25,142,277
5,085,000        U.S. Treasury Notes, 4.375%, 2/15/38                5,498,156
11,940,000       U.S. Treasury Notes, 4.5%, 2/15/36                 13,189,975
11,100,000       U.S. Treasury Notes, 4.5%, 5/15/38                 12,242,956
1,095,000        U.S. Treasury Notes, 5.0%, 5/15/37                  1,305,103
150,000          U.S. Treasury Notes, 5.25%, 2/15/29                  180,516
4,005,000        U.S. Treasury Notes, 5.375%, 2/15/31                4,927,400
                                                                   $350,803,395
                 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
                 (Cost  $434,526,978)                              $350,803,395
                 FOREIGN GOVERNMENT BONDS  - 4.3 %
52,250,000       Brazilian Government, 10.25%,  01/10/28           $29,293,977
7,550,000        Canadian Government, 4.25%,  06/01/18               7,784,641
13,755,000       Government of France, 3.75%, 4/25/17               18,214,963
118,145,000      Government of Sweden, 5.5%, 10/8/12                16,545,855
23,710,000       Norway Government Bond, 4.25%,  05/19/17            3,966,641
119,000,000      Norway Government Bond, 6.5%, 5/15/13              20,411,861
2,500,000        Poland Government International, 6.375%, 7/15/19    2,765,560
6,780,000        Queensland Treasury Corp., 6.0%, 10/14/15           5,944,826
1,234,130  0.00  Republic of Columbia, 9.75%, 4/9/11                 1,320,519
1,675,000        Republic of Peru, 7.125%, 3/30/19                   1,980,688
950,000          Republic of Peru, 7.35%, 7/21/25                    1,137,625
4,900,000        State of Qatar, 5.25%, 1/20/20 (144A)               5,120,500
                                                                   $114,487,656
                 TOTAL FOREIGN GOVERNMENT BONDS
                 (Cost  $117,438,365)                              $114,487,656
                 SUPER NATIONAL BONDS  - 0.6 %
6,950,000        Asian Development Bank/Pasig, 0.5%, 3/27/13       $ 5,190,163
1,000,000        Council of Europe, 5.5%, 1/18/12                     854,603
11,350,000       Intl Bk Recon & Development, 5.75%, 10/21/19        9,621,876
1,115,000        European Investment Bank, 9.625%, 4/1/15             717,156
                                                                   $16,383,798
                 TOTAL SUPER NATIONAL BONDS
                 (Cost  $16,619,307)                               $16,383,798
                 MUNICIPAL BONDS - 1.0 %
                 Municipal  Airport - 0.2 %
3,575,000        Charlotte NC SPL Facs Rev, 5.60%, 07/01/27        $ 2,922,670
2,450,000        New Jersey Economic Development Authority Special   2,425,623
                     Facility Revenue, 7.0%, 11/15/30
745,000          New Jersey Economic Development Authority, 6.25%,    684,901
2,450,000        Wayne Charter Escrow, 12/1/15 (d)                       0
                                                                   $ 6,033,194
                 Municipal Education Services - 0.2 %
3,310,000        Leland Stanford Junior University, 4.75%, 5/1/19  $ 3,605,815
2,820,000        President & Fellows of Harvard, 3.7%, 4/1/13        2,986,606
                                                                   $ 6,592,421
                 Municipal  General - 0.4 %
4,195,000        State of Illinois, 1.395%, 2/1/11                 $ 4,188,749
2,940,000        State of Illinois, 3.321%, 1/1/13                   2,928,887
3,650,000        Wisconsin St Gen, 5.75%, 5/1/33                     3,962,732
                                                                   $11,080,368
                 Municipal  Higher Education - 0.4 %
5,190,000        California State Univ Revenue, 5.0%, 11/1/39      $ 5,222,438
5,050,000        Connecticut State Health & Edl, 5.0%, 7/1/42        5,278,765
                                                                   $10,501,203
                 TOTAL MUNICIPAL BONDS                             $34,207,186
                 (Cost  $31,286,299)                               $34,207,186
                 SENIOR FLOATING RATE LOAN INTERESTS- 9.1 %
                 Energy - 0.2 %
                 Oil & Gas Equipment And Services - 0.1 %
900,000    5.50  Aquilex Holdings LLC, L+4.0%, 3/11/16             $  894,375
2,456,802  8.50  Hudson Products Holdings, Inc., L+5.0% 8/24/15      2,223,406
                                                                   $ 3,117,781
                 Oil & Gas Exploration & Production - 0.0 %
304,539    4.38  Venoco, Inc., L+4.0%, 5/7/14                      $  272,106
                 Oil & Gas Refining & Marketing - 0.1 %
3,220,000        Pilot Travel Centers, L+3.25% 11/24/15            $ 3,216,539
                 Total Energy                                      $ 6,606,426
                 Materials - 0.5 %
                 Aluminum - 0.1 %
275,114    2.54  Noranda Aluminum, Inc., L+1.75%, 5/18/14          $  252,646
1,221,703  2.54  Novelis Corp., L+2.00%, 7/06/14                     1,157,309
415,954    2.35  Novelis, Inc., L+2.0%, 7/6/14                        394,033
                                                                   $ 1,803,988
                 Commodity Chemicals - 0.0 %
1,152,031  2.04  Celanese Holdings LLC, L+1.75%, 4/2/14            $ 1,094,429
                 Diversified Chemical - 0.2 %
683,519    2.11  Huntsman Corp., L+1.75%, 4/21/14                  $  635,429
2,215,000  7.50  Ineos U.S. Financice Corp., L+4.5%, 12/16/13        2,093,867
2,215,000  8.00  Ineos U.S. Financice Corp., L+5.0%, 12/16/14        2,093,867
                                                                   $ 4,823,163
                 Metal & Glass Containers - 0.0 %
1,069,714  5.50  BWAY Holding Co., L+3.75% 3/28/17                 $ 1,070,832
100,286    5.50  ICL Industrial Containers, Ltd., L+3.75% 3/28/17     100,391
                                                                   $ 1,171,223
                 Paper Packaging - 0.1 %
1,533,998  3.04  Graphic Packaging International, Inc., L+2.75%, 5/$ 1,483,321
                 Specialty Chemicals - 0.1 %
795,000    6.00  Chemtura Corp., L+4.0%, 3/22/11                   $  797,981
995,000    2.51  Nalco Co., L+1.75%, 5/13/16                          948,048
                                                                   $ 1,746,029
                 Total Materials                                   $12,122,153
                 Capital Goods - 1.0 %
                 Aerospace & Defense - 0.7 %
3,331,748  4.09  Dae Aviation Holding, L+3.75%, 7/31/14            $ 3,015,232
2,809,813  3.79  Hunter Defense Technology, L+3.25, 8/22/14          2,655,273
3,242,797  4.09  Standard Aero Ltd.,  L+3.75%, 7/31/14               2,934,731
1,678,242  5.50  Tasc, Inc., L+3.5%, 12/18/14                        1,680,340
4,470,071  5.75  Tasc, Inc., L+3.75%, 12/18/15                       4,481,246
4,125,000  3.50  Triumph Group, Inc., L+30.%, 3/23/16                4,130,158
                                                                   $18,896,980
                 Building Products - 0.0 %
1,125,000  5.50  Hillman Group, Inc., L+3.75%, 4/26/16             $ 1,126,406
                 Construction & Farm Machinery & Heavy Trucks - 0.1 %
1,820,514  4.50  Bucyrus International, Inc., L+3.0%, 12/21/15     $ 1,819,755
1,196,312  6.54  Oshkosh Corp., L+6.0%, 12/6/13                      1,199,032
                                                                   $ 3,018,787
                 Electrical Component & Equipment - 0.0 %
1,010,000  5.75  Scotsman Industries, Inc., L+4.25%, 4/30/16       $ 1,004,950
                 Industrial Machinery - 0.0 %
1,719,188  6.25  SIG Holding AG, EL+4.25%, 11/5/15                 $ 2,084,009
                 Total Capital Goods                               $26,131,132
                 Commercial Services & Supplies - 0.1 %
                 Commercial Printing - 0.0 %
7,109      5.04  *UN Cenveo Corp., DD L+4.5%, 6/21/13              $   7,029
213,354    5.04  Cenveo Corp., TLC L+4.5% 6/21/13                     210,954
475,000    7.00  John Henry Holdings, Inc., L+5.0%, 4/24/16           471,438
                                                                   $  689,421
                 Diversified Support Services - 0.0 %
462,883    6.75  Allied Security Holdings, L+4.5%, 2/20/15         $  464,329
                 Environmental & Facilities Services - 0.1 %
527,350    6.00  Advanced Disposal Services, Inc., L+4.0%,  12/23/1$  526,691
698,354    3.53  Brickman Holdings, L+2.0%, 1/23/14                   659,945
726,281    2.35  Synagro Technologies, Inc., L+2.00%, 4/2/14          628,233
                                                                   $ 1,814,869
                 Total Commercial Services & Supplies              $ 2,968,619
                 Transportation - 0.3 %
                 Airlines - 0.1 %
2,607,606  3.55  Delta Air Lines, Inc., L+3.25%, 4/30/14           $ 2,337,067
                 Marine - 0.0 %
1,334,375  3.79  Horizon Lines, Inc., L+3.25%, 8/8/12              $ 1,212,613
                 Logistics - 0.2 %
1,270,142  3.29  Ceva Group PLC, L-0.10%, 11/4/13                  $ 1,108,199
3,293,044  3.35  Ceva Group PLC, L+2.5%, 11/4/13                     2,877,297
1,290,004  3.35  CEVA Group PLC, L+3.0%, 11/4/13                     1,127,142
                                                                   $ 5,112,638
                 Railroads - 0.0 %
597,364    2.16  Kansas City Southern Railway, L+1.75%, 4/28/13    $  582,181
                 Total Transportation                              $ 9,244,499
                 Automobiles & Components - 0.6 %
                 Auto Parts & Equipment - 0.2 %
2,655,369  3.10  Allison Transmission, L+2.75%, 8/7/14             $ 2,425,516
1,181,699  2.29  Federal Mogul Corp., L+1.9375% 12/28/15             1,032,510
2,316,130  2.29  Federal Mogul Corp., L+1.9375% 12/29/14             2,023,719
1,728,125  10.50 HHI Holdings LLC, L+7.5%, 3/11/15                   1,738,926
                                                                   $ 7,220,671
                 Automobile Manufacturers - 0.1 %
3,307,098  3.33  Ford Motor Co., L+3.0%, 12/15/13                  $ 3,131,752
                 Tires & Rubber - 0.2 %
4,930,000  2.24  Goodyear Tire & Rubber Co., L+1.75%, 4/30/14      $ 4,556,143
                 Total Automobiles & Components                    $14,908,566
                 Consumer Durables & Apparel - 0.1 %
                 Apparel, Accessories & Luxury Goods - 0.0 %
650,000    4.75  Phillips-Van Heusen Corp., L+3.0% 3/15/16         $  651,219
                 Housewares & Specialties - 0.0 %
843,685    3.03  Jarden Corp., L+2.5%, 1/24/12                     $  831,206
                 Total Consumer Durables & Apparel                 $ 1,482,425
                 Consumer Services - 0.4 %
                 Casinos & Gaming - 0.2 %
1,260,579  2.80  Gateway Casinos & Entertainment DD, L+2.5%, 9/30/1$ 1,195,449
6,223,716  2.80  Gateway Casinos & Entertainment, L+2.5%, 9/30/14    5,902,155
                                                                   $ 7,097,604
                 Restaurants - 0.1 %
2,215,000  5.00  Wendy's/Arby's Group, Inc., L+3.25%, 5/19/17      $ 2,215,000
                 Specialized Consumer Services - 0.0 %
661,633    7.00  Web Service Center, L+5.0%, 8/28/14               $  655,844
                 Total Consumer Services                           $ 9,968,448
                 Media - 1.0 %
                 Advertising - 0.1 %
3,201,975  5.00  Affinion Group Inc., L+3.5%, 10/9/16              $ 3,048,882
                 Cable & Satellite - 0.6 %
1,274,000  7.25  Charter Communications Operations, L+5.0%, 3/6/14 $ 1,280,968
1,598,037  2.35  Charter Communications, Inc., L+2.0%, 3/5/14        1,485,061
430,829    3.75  Knology, Inc., L+3.5%, 6/30/14                       424,539
808,853    2.60  Knology, Inc., L+2.25%, 6/30/12                      797,691
4,000,000  4.50  Mediacom Broadband LLC, L+3.0%, 10/20/17            3,821,000
1,129,828  2.84  WideOpenWest LLC, L+2.5%, 6/30/14                   1,034,640
6,112,914  6.88  WideOpenWest LLC, L+6.5%, 6/18/14                   6,056,881
                                                                   $14,900,780
                 Movies & Entertainment - 0.1 %
3,459,166  5.25  Christie/AIX, Inc., L+3.5%, 3/31/16               $ 3,437,546
                 Publishing - 0.2 %
6,500,000        Interactive Data Corp., 0.0%, 03/05/11            $ 6,500,000
                 Total Media                                       $27,887,208
                 Retailing - 0.2 %
                 Automotive Retail - 0.1 %
2,500,000        Autotrader Com Inc., L+4.5%, 5/30/16              $ 2,504,688
                 Specialty Stores - 0.1 %
2,675,000  5.75  Savers, Inc., L+3.75%, 2/17/16                    $ 2,688,375
                 Total Retailing                                   $ 5,193,063
                 Food & Drug Retailing - 0.0 %
                 Food Retail - 0.0 %
678,644    2.85  Pinnacle Foods, Inc., Floating Rate Note, 4/19/14 $  637,562
                 Total Food & Drug Retailing                       $  637,562
                 Food Beverage & Tobacco - 0.1 %
                 Packaged Foods & Meats - 0.1 %
1,975,000  7.00  Pierre Foods, Inc., L+5.0%, 2/17/16               $ 1,979,098
                 Total Food Beverage & Tobacco                     $ 1,979,098
                 Household & Personal Products - 0.1 %
                 Household Products - 0.1 %
1,370,000  5.75  Reynolds Group Holdings, Inc., 4.25%, 5/16/16     $ 1,363,150
                 Personal Products - 0.0 %
1,770,563  6.01  Revlon Consumer Products Corp., L+4.0%, 8/15/15   $ 1,728,512
                 Total Household & Personal Products               $ 3,091,662
                 Health Care Equipment & Services - 1.0 %
                 Health Care Facilities - 0.5 %
150,454    2.79  *UN CHS/Community Health DD, L+2.25%, 7/25/14     $  140,693
3,396,487  6.50  Ardent Health Services LLC, L+5.0%, 7/19/15         3,308,391
2,932,494  2.79  CHS/Community Health Sys, Inc., L+2.25%, 7/25/14    2,742,248
1,193,782  2.35  Hanger Orthopedic Group, Inc., L+2.0%, 5/26/13      1,159,461
424,231    2.78  HCA, Inc., L+2.25%, 11/18/13                         401,019
1,017,390  3.78  HCA, Inc., L+3.25%, 3/17/17                          974,390
1,508,813  2.20  Psychiatric Solutions, Inc., L+1.75%, 7/2/12        1,494,670
1,925,000  6.00  Renal Advantage, Inc., L+4.5%, 5/13/16              1,922,594
1,508,650  2.45  Sun Health Care, L+2.0%, 4/19/14                    1,461,278
337,931    2.29  Sun Health Care, L-0.1%, 4/19/14                     210,425
                                                                   $13,815,169
                 Health Care Services - 0.3 %
5,695,725  7.25  Prime Healthcare Services, L+5.25%, 4/28/15       $ 5,524,853
992,233    6.00  RehabCare Group, Inc., L+4.0%, 11/1/15               988,823
771,125    7.00  Rural/Metro Operating Co. LLC, L+5.0%, 12/7/14       771,125
                                                                   $ 7,284,801
                 Health Care Supplies - 0.1 %
1,464,385  3.65  Bausch & Lomb, Inc., L+3.25%, 4/24/15             $ 1,382,214
354,675    3.60  Bausch & Lomb, Inc., L+3.25%, 4/24/15 Delayed Draw   334,773
2,758,935  3.51  Biomet Inc., L+3.0%, 3/25/15                        2,657,717
800,000    4.60  IM US Holdings (Inverness) L+4.25% 6/26/15           770,000
                                                                   $ 5,144,704
                 Health Care Technology - 0.0 %
940,728    5.25  IMS Health, Inc., L+3.5%, 11/9/16                 $  935,926
                 Total Health Care Equipment & Services            $27,180,600
                 Pharmaceuticals & Biotechnology - 0.3 %
                 Biotechnology - 0.3 %
2,525,084  5.50  Warner Chilcott Corp., L+3.25%, 10/30/14 A1       $ 2,523,821
1,720,687  5.75  Warner Chilcott Corp., L+3.5%, 4/30/15              1,720,343
1,162,186  5.75  Warner Chilcott Corp., L+3.5%, 4/30/15 B1           1,160,907
1,935,250  5.75  Warner Chilcott Corp., L+3.5%, 4/30/15 B2           1,933,121
                                                                   $ 7,338,192
                 Total Pharmaceuticals & Biotechnology             $ 7,338,192
                 Diversified Financials - 0.6 %
                 Investment Banking & Brokerage - 0.1 %
1,870,313  5.25  LPL Holdings, Inc., L+3.75%, 6/28/17              $ 1,853,947
                 Specialized Finance - 0.4 %
2,362,786  3.53  Ace Cash Express, L+3.0%, 10/5/13                 $ 2,061,531
8,354,865  3.79  Charter Communications Operations, L+3.25%, 9/8/16  7,799,861
2,100,000  4.75  MSCI, Inc., L+3.25%, 6/1/16                         2,101,750
                                                                   $11,963,142
                 Total Diversified Financials                      $13,817,089
                 Insurance - 0.6 %
                 Insurance Brokers - 0.5 %
4,303,800  3.29  Alliant Holdings I, Inc., L+3.0%, 8/21/14         $ 3,937,977
4,128,800  6.75  HUB International Holdings, Inc., L+4.75%, 6/13/14  3,963,648
153,372    3.03  HUB International Holdings, Inc., L+2.5% 6/13/14     137,268
682,323    3.03  HUB International Holdings, Inc., L+2.5% 6/13/14     610,679
2,412,564  3.29  Usi Holdings Corp., L+2.75%, 5/5/14                 2,196,941
2,982,463  7.00  Usi Holdings Corp., L+5.0%, 5/5/14                  2,892,990
                                                                   $13,739,503
                 Multi-Line Insurance - 0.0 %
1,331,855  2.93  AmWINS Group, Inc., L+2.5% 6/8/13                 $ 1,233,631
                 Total Insurance                                   $14,973,134
                 Real Estate - 0.1 %
                 Real Estate Development - 0.1 %
3,062,325  7.50  Ozburn-Hessey Logistics, L+5.5%, 4/7/16           $ 3,064,239
                 Total Real Estate                                 $ 3,064,239
                 Software & Services - 0.4 %
                 Application Software - 0.0 %
400,000    2.35  Nuance Communications, Inc., L+2.0%, 3/29/13      $  380,750
748,076    2.35  Nuance Communications, Inc., L+2.0%, 3/29/13         712,083
                                                                   $ 1,092,833
                 Data Processing & Outsourced Services - 0.1 %
1,880,166  3.09  First Data Corp., L+2.75%, 9/24/14                $ 1,588,271
                 It Consulting & Other Services - 0.1 %
1,670,000  2.81  Activant Solutions, Inc., L+2.5%, 5/2/13          $ 1,568,408
172,714    2.79  Keane International, Inc. (Caritor), L+2.25%, 6/4/   158,465
2,213,733  2.79  Keane International, Inc. (Caritor), L+2.25%, 6/4/  2,031,101
                                                                   $ 3,757,974
                 Systems Software - 0.2 %
1,706,250  8.50  Allen Systems Group, Inc., L+5.5%, 10/19/13       $ 1,704,117
810,302    5.25  Dealer Computer Service, (R&R) L+3.5%, 4/1/17        803,381
3,030,000  6.75  Telcordia Technology, L+5%, 4/9/16                  2,982,656
                                                                   $ 5,490,154
                 Total Software & Services                         $11,929,232
                 Technology Hardware & Equipment - 0.5 %
                 Communications Equipment - 0.0 %
725,281    2.79  Commscope, Inc., L+2.5%, 12/26/14                 $  708,963
                 Electronic Components - 0.3 %
1,643,970  2.55  Flextronics Semiconductor DD A-1-A, L+2.25%, 10/1/$ 1,527,523
919,507    2.60  Flextronics Semiconductor DD, L+ 2.25%, 10/1/14      855,142
5,884,424  2.54  Flextronics Semiconductor, L+2.25%, 10/1/14         5,467,610
788,149    2.60  Flextronics Semiconductor DD, L+2.25%, 10/1/14       732,979
                                                                   $ 8,583,254
                 Electronic Equipment & Instruments - 0.2 %
1,385,157  7.25  L-1 Identity Solutions Operating Co., L+5.0%, 8/5/$ 1,386,890
3,627,766  4.60  Scitor Corp., L+4.25%, 9/26/14                      3,573,350
                                                                   $ 4,960,240
                 Total Technology Hardware & Equipment             $14,252,457
                 Semiconductors- 0.3%
                 Semiconductor Equipment - 0.2 %
5,758,680  3.69  Aeroflex, Inc. L+3.75%, 8/15/14                   $ 5,398,763
1,470,355  4.60  Freescale Semiconductor, Inc., L+4.25% 12/1/16      1,294,373
                                                                   $ 6,693,136
                 Semiconductors - 0.1 %
3,300,000  4.75  Intersil Corp., L+3.25%, 4/27/16                  $ 3,297,509
                 Total Semiconductors                              $ 9,990,645
                 Telecommunication Services - 0.3 %
                 Integrated Telecommunication Services - 0.2 %
1,720,687  6.50  Cincinnati Bell, Inc., L+5.0%, 5/12/17            $ 1,674,444
461,170    3.35  Telesat Canada, Inc., DD L+3.0%, 10/31/14            441,201
5,369,045  3.35  Telesat Canada, Inc., L+3.0%, 10/31/14              5,136,390
                                                                   $ 7,252,035
                 Total Telecommunication Services                  $ 7,252,035
                 Utilities - 0.5 %
                 Electric Utilities - 0.2 %
1,707,100  3.85  *UN Texas Competitive DD, L+3.5% 10/10/14         $ 1,255,023
6,855,688  3.98  Texas Competitive Electric Holdings, L+3.5%, 10/10  5,086,064
                                                                   $ 6,341,087
                 Independent Power Producer & Energy Traders - 0.2 %
5,751,112  3.42  Calpine Corp., L+2.875% 3/29/14                   $ 5,275,846
313,124    2.28  NRG Energy, Inc., L+1.5%, 2/1/13                     299,816
208,171    0.43  NRG Energy, Inc., L-0.1%, 2/1/13                     199,325
                                                                   $ 5,774,987
                 Total Utilities                                   $12,116,074
                 TOTAL SENIOR FLOATING RATE LOAN INTERESTS
                 (Cost  $248,539,764)                              $244,134,558

Principal        TEMPORARY CASH INVESTMENTS - 2.4%                     Value
Amount ($)       Securities Lending Collateral  - 2.4% (c)
                 Certificates of Deposit:
1,851,861        Bank of Nova Scotia, 0.47%, 9/7/10                $1,851,861
1,851,861        Barclays, 0.30%, 7/23/10                           1,851,861
2,037,047        CBA Financial, 0.56%, 1/3/11                       2,037,047
1,851,861        Deutschebank, 0.30%, 7/19/10                       1,851,861
1,111,116        DnB NOR Bank ASA NY, 0.49%, 8/26/10                1,111,116
1,851,863        Rabobank Nederland NY, 0.23%, 7/6/10               1,851,863
1,851,861        Royal Bank of Canada, 0.26%, 1/21/11               1,851,861
1,851,861        Svenska NY, 0.265%, 7/19/10                        1,851,861
                                                                   $14,259,331
                 Commercial Paper:
1,111,116        American Honda Finance, 0.38%, 5/4/11             $1,111,116
740,744          American Honda Finance, 0.38%, 4/15/11              740,744
244,994          Caterpillar Financial Services, 0.47%, 8/20/10      244,994
1,852,206        Federal Home Loan Bank, 0.31%,  6/1/11             1,852,206
740,641          NABPP, 0.28%, 7/19/10                               740,641
925,519          PARFIN, 0.39%, 8/11/10                              925,519
1,851,789        SOCNAM, 0.28%, 7/6/10                              1,851,789
1,480,485        CHARF, 0.46%, 8/23/10                              1,480,485
1,110,255        CLIPPR, 0.45%, 9/1/10                              1,110,255
770,770          FAIRPP, 0.50%, 8/16/10                              770,770
925,185          FASCO, 0.46%, 9/2/10                                925,185
851,111          FASCO, 0.45%, 9/9/10                                851,111
1,296,246        SRCPP, 0.26%, 7/7/10                               1,296,246
1,299,331        STRAIT, 0.43%, 8/23/10                             1,299,331
893,395          TBLLC, 0.40%, 8/9/10                                893,395
1,851,488        Varfun, 0.29%, 7/26/10                             1,851,488
1,674,293        CME, Inc., 1.00%, 8/6/10                           1,674,293
555,664          GE Capital Corp., 0.64%, 8/20/10                    555,664
200,455          GE Capital Corp., 0.40%, 10/21/10                   200,455
201,839          GE Capital Corp., 0.35%, 10/6/10                    201,839
925,836          GE, 0.37%, 1/26/11                                  925,836
185,026          GE Capital Corp., 0.33%, 6/6/11                     185,026
206,488          John Deere Capital Corp., 0.32%, 7/16/10            206,488
1,566,014        JPMorgan Chase & Co., 0.57%, 9/24/10               1,566,014
2,099,485        Santander, 0.30%, 7/23/10                          2,099,485
1,851,861        Toyota Motor Credit Corp., 0.35%, 1/10/11          1,851,861
1,111,182        Wachovia, 0.64%, 3/22/11                           1,111,182
518,576          Wal-Mart Stores, Inc., 0.22%, 7/1/10                518,576
740,620          WFC, 0.60%, 12/2/10                                 740,620
1,851,861        WSTPAC, 0.39%, 11/5/10                             1,851,861
                                                                   $31,634,475
                 Tri-party Repurchase Agreements:
2,323,345        Barclays, 0.1%, 7/1/10                            $2,323,345
4,629,652        Deutsche Bank, 0.3%, 7/1/10                        4,629,652
5,555,585        RBS Securities, Inc., 0.5%, 7/1/10                 5,555,585
                                                                   $12,508,582
Shares           Money Market Mutual Funds
2,777,791        Blackrock Liquidity Temp Cash Fund                $2,777,791
2,777,791        Dreyfus Preferred Money Market Fund                2,777,791
                                                                   $5,555,582
                 Total Securities Lending Collateral
                 (Cost  $63,957,970)                               $63,957,970
                 TOTAL INVESTMENT IN SECURITIES - 101.0%
                 (Cost  $2,624,917,173) (a)                     $2,709,273,804
                 OTHER ASSETS AND LIABILITIES - (1.0)%           $(27,111,207)
                 TOTAL NET ASSETS -100.0%                       $2,682,162,597

*                Non-income producing security.

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2010, the value of these securities amounted to $374,649,623 or 14.0% of total net assets.

** Senior floating rate loan interests in which the Portfolio invests generally pay interest rates that are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered
                 Rate), (ii) the prime rate offered by one or more major U.S. banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

(a) At June 30, 2010, the net unrealized gain on investments based on cost for federal income tax purposes of $2,626,284,371 was as follows:

                 Aggregate gross unrealized gain for all investments in which
                 there is an excess of value over tax cost        $134,965,847

                 Aggregate gross unrealized loss for all investments in which
                 there is an excess of tax cost over value         (51,976,414)

                 Net unrealized gain                               $82,989,433

(b)              At June 30, 2010, the following securities were out on loan:

Principal
Amount                      Security                         Value
1,841,000        Allison Transmission, 11.0%, 11/1/15 (144A)        1,961,637
1,000,000        Appleton Papers, Inc., 10.5%, 6/15/15 (144A)        949,375
1,700,000        Baldor Electric, 8.625%, 2/15/17                   1,814,485
600,000          Brocade Communications, 6.875%, 1/15/20 (144A)      613,834
250,000          Bumi Capital Pte Ltd., 12.0%, 11/10/16              257,917
5,577,000        Cricket Communications I, 9.375%, 11/01/14         5,746,346
195,000          Delta Airlines, Inc., 7.779%, 1/2/12                 24,281
2,000,000        Digicel, Ltd., 8.25%, 9/1/17 (144A)                2,034,542
1,813,000        Dubai Electricity & Water Authority, 8.5%, 4/22/15 1,876,176
5,075,000        GATX Financial Corp., 6.0%, 2/15/18                5,518,809
500,000          Graham Packaging Co., 8.25%, 1/1/17                 517,250
1,393,000        Graphic Packaging Co., 9.5%, 8/15/13               1,467,003
261,000          HCA, Inc., 9.625%, 11/15/16                         282,410
2,600,000        Ineos Finance Plc, 9.0%, 5/15/15 (144A)            2,593,500
5,530,000        Marfrig Overseas Ltd., 9.5%, 5/4/20 (144A)         5,501,122
100,000          News America, Inc., 5.65%, 8/15/20                  112,569
709,000          New Communications H, 8.75%, 4/15/22                722,441
268,000          Nova Chemicals Corp., 8.625%, 11/01/19              269,108
170,000          Petroplus Finance Ltd., 7.0%, 5/01/17 (144A)        140,500
245,000          Quicksilver Resources Inc., 7.125%, 4/1/16          230,328
1,795,000        Sungard Data Systems, Inc., 10.25%, 8/15/15        1,922,334
4,121,000        Tenneco Automotive Inc., 8.625%, 11/15/14          4,201,487
3,766,000        Texas Competitive Electric Holdings, L+3.5%, 10/10/2,548,825
1,930,000        Transocean Sedco, 1.625%, 12/15/37                 1,870,994
5,437,500        Univision Communications, 9.75%, 3/15/15 PIK (144A)4,681,350
2,153,000        Vip Fin, 9.125%, 4/30/18 (144A)                    2,349,910
260,000          Yankee Acquisition Corp., 9.75%, 2/15/17            274,056
Shares
121,600          Ainsworth Lumber Co., Ltd. Regs *                   332,656
28,500           Delta Air Lines, Inc. *                             334,875
                 Total                                          $51,150,120

(c) Securities lending collateral is managed by Credit Suisse AG, New York Branch.

(d)              Debt obligation with a variable interest rate.
                 Rate shown is rate at end of period.

                 Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
                 Highest priority is given to Level 1 inputs and lowest
                     priority is given to Level 3.
                 Level 1 - quoted prices in active markets for identical
                    securities
                 Level 2 - other significant observable inputs (including
                     quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
                 Level 3 - significant unobservable inputs (including the
                     Fund's own assumptions in determining fair value of investments)

                 The following is a summary of the inputs used as of June 30, 2010, in valuing the Fund's assets:
                                Level 1     Level 2   Level 3     Total
Convertible Corporate bonds        $0    $78,625,285    $0     $78,625,285
Preferred Stocks            8,417,161      7,746,851     0      16,164,012
Common Stock               12,883,518        507,237     0      13,390,755
Asset Backed Securities             0    162,507,255     0     162,507,255
Collateralized Mort oblig           0    258,266,741     0     258,266,741
Corporate Bonds                     0  1,356,345,193     0   1,356,345,193
U.S. Government Agency Oblig        0    350,803,395     0     350,803,395
Foreign Government bonds            0    130,871,454     0     130,871,454
Municipal Bonds                     0     34,207,186     0      34,207,186
Senior Floating Rate Loans          0    244,134,558     0     244,134,558
Rights/Warrants                     0              0     0               0
Temporary Cash Investments          0     58,402,388     0      58,402,388
Money Market Mutual funds   5,555,582              0     0       5,555,582
Total                     $26,856,261 $2,682,417,543    $0  $2,709,273,804

Other Financial Instruments ($1,079,804)   $683,701     $0      ($396,103)

* Other financial instruments include foreign exchange and futures contracts.

Following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

                                                           Common
                                                            Stocks
Balance as of 9/30/09                                    $3,269,559
Realized gain (loss)                                              0
Change in unrealized gain (loss)                            851,676
Net purchases (sales)                                             0
Transfers in and out of level 3                          (4,121,235)
Balance as of 6/30/10                                            $0


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Strategic Income Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 27, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 27, 2010



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date August 27, 2010

* Print the name and title of each signing officer under his or her signature.